UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	6-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

June 30, 2011

Equity Income – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS — 71.8%
AEROSPACE & DEFENSE — 0.8%
Raytheon Co.	1,493,900	$ 74,470,915
AIR FREIGHT & LOGISTICS — 2.2%
United Parcel Service, Inc., Class B	2,742,721	200,026,643
BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	1,531,620	64,220,827
CAPITAL MARKETS — 1.7%
Northern Trust Corp.	3,498,100	160,772,676
CHEMICALS — 0.5%
E.I. du Pont de Nemours & Co.	848,100	45,839,805
COMMERCIAL BANKS — 3.1%
Comerica, Inc.	1,675,898	57,935,794
Commerce Bancshares, Inc.	1,644,781	70,725,583
PNC Financial Services Group, Inc.	2,198,200	131,034,702
SunTrust Banks, Inc.	973,906	25,126,775
		284,822,854
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Pitney Bowes, Inc.	1,338,700	30,776,713
Republic Services, Inc.	3,222,900	99,426,465
Waste Management, Inc.	837,445	31,211,575
		161,414,753
COMPUTERS & PERIPHERALS — 0.4%
Diebold, Inc.	1,084,801	33,639,679
DISTRIBUTORS — 0.9%
Genuine Parts Co.	1,480,000	80,512,000
DIVERSIFIED — 2.1%
Standard & Poor's 500 Depositary Receipt, Series 1	1,461,000	192,808,170
DIVERSIFIED FINANCIAL SERVICES — 0.7%
JPMorgan Chase & Co.	1,685,199	68,992,047
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	6,718,500	211,028,085
Bell Aliant, Inc.	717,700	21,372,123
CenturyLink, Inc.	1,598,600	64,631,398
		297,031,606
ELECTRIC UTILITIES — 1.0%
Northeast Utilities	1,431,400	50,342,338
Portland General Electric Co.	1,583,133	40,021,602
		90,363,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Molex, Inc., Class A	1,798,200	38,625,336
FOOD & STAPLES RETAILING — 2.3%
SYSCO Corp.	5,934,500	185,037,710
Wal-Mart Stores, Inc.	555,816	29,536,062
		214,573,772
FOOD PRODUCTS — 3.5%
General Mills, Inc.	3,389,200	126,146,024
H.J. Heinz Co.	341,200	18,179,136

Equity Income – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Kraft Foods, Inc., Class A	5,127,200	$ 180,631,256
		324,956,416
GAS UTILITIES — 2.9%
AGL Resources, Inc.	1,265,000	51,498,150
Nicor, Inc.(1)	2,190,240	119,893,738
WGL Holdings, Inc.(1)	2,554,788	98,333,790
		269,725,678
HOUSEHOLD PRODUCTS — 5.1%
Clorox Co.	1,303,100	87,881,064
Kimberly-Clark Corp.	2,308,200	153,633,792
Procter & Gamble Co. (The)	3,557,430	226,145,825
		467,660,681
INDUSTRIAL CONGLOMERATES — 4.8%
3M Co.	1,688,500	160,154,225
Koninklijke Philips Electronics NV	2,736,200	70,222,607
Tyco International Ltd.	4,425,400	218,747,522
		449,124,354
INSURANCE — 4.7%
ACE Ltd.	180,500	11,880,510
Allstate Corp. (The)	3,659,300	111,718,429
Chubb Corp. (The)	1,058,600	66,278,946
Marsh & McLennan Cos., Inc.	7,198,789	224,530,229
Transatlantic Holdings, Inc.	410,009	20,094,541
		434,502,655
IT SERVICES — 0.3%
Automatic Data Processing, Inc.	564,900	29,758,932
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc.	335,900	9,233,891
METALS & MINING — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	891,600	47,165,640
MULTI-UTILITIES — 3.1%
Consolidated Edison, Inc.	4,898,970	260,821,163
PG&E Corp.	616,900	25,928,307
		286,749,470
OIL, GAS & CONSUMABLE FUELS — 10.5%
Chevron Corp.	2,252,700	231,667,668
El Paso Pipeline Partners LP	3,298,356	114,617,871
Exxon Mobil Corp.	3,661,929	298,007,782
Spectra Energy Partners LP	1,497,336	47,645,232
Total SA	4,843,400	280,123,307
		972,061,860
PHARMACEUTICALS — 8.2%
Abbott Laboratories	2,161,400	113,732,868
Bristol-Myers Squibb Co.	5,592,340	161,954,167
Eli Lilly & Co.	1,085,200	40,727,556
Johnson & Johnson	3,069,135	204,158,860
Merck & Co., Inc.	4,056,200	143,143,298
Pfizer, Inc.	4,813,424	99,156,534
		762,873,283

Equity Income – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	10,216,246	$ 132,913,360
Intel Corp.	4,198,000	93,027,680
		225,941,040
SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	1,677,300	39,097,863
THRIFTS & MORTGAGE FINANCE — 2.7%
Capitol Federal Financial, Inc.	7,186,205	84,509,771
Hudson City Bancorp., Inc.	7,256,800	59,433,192
People's United Financial, Inc.	7,597,200	102,106,368
		246,049,331
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Vodafone Group plc	29,690,000	78,905,046
TOTAL COMMON STOCKS
(Cost $5,957,404,536)		6,651,921,172
CONVERTIBLE BONDS — 14.8%
COMMERCIAL BANKS — 0.5%
Credit Suisse Securities USA LLC, (convertible into SunTrust Banks, Inc.), 10.15%, 7/8/11(2)(3)	$ 510,000	14,433,000
Deutsche Bank AG, (convertible into SunTrust Banks, Inc.), 6.76%, 11/23/11(2)(3)	862,000	22,973,162
Goldman Sachs Group, Inc. (The), (convertible into Comerica, Inc.), 6.20%, 7/21/11(2)(3)	208,000	8,033,033
		45,439,195
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Deutsche Bank AG, (convertible into JPMorgan Chase & Co.), 4.60%, 12/9/11(2)(3)	568,000	23,331,736
FOOD & STAPLES RETAILING — 0.2%
Morgan Stanley, (convertible into CVS Caremark Corp.), 3.85%, 9/20/11(2)(3)	570,000	20,502,900
HEALTH CARE PROVIDERS & SERVICES — 3.7%
LifePoint Hospitals, Inc., 3.50%, 5/15/14	53,534,000	57,549,050
LifePoint Hospitals, Inc., 3.25%, 8/15/25	141,742,000	146,880,147
Lincare Holdings, Inc., 2.75%, 11/1/37	123,706,000	137,004,395
		341,433,592
HOTELS, RESTAURANTS & LEISURE — 2.0%
International Game Technology, 3.25%, 5/1/14	157,590,000	188,714,025
METALS & MINING — 1.0%
Newmont Mining Corp., 3.00%, 2/15/12	76,875,000	94,556,250
OIL, GAS & CONSUMABLE FUELS — 1.2%
Peabody Energy Corp., 4.75%, 12/15/41	88,346,000	108,444,715
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.7%
Annaly Capital Management, Inc., 4.00%, 2/15/15	250,170,000	296,138,747
Host Hotels & Resorts LP, 3.25%, 4/15/24(3)	101,508,000	116,353,545
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	90,078,000	110,795,940
		523,288,232
SPECIALTY RETAIL — 0.2%
Goldman Sachs Group, Inc. (The), (convertible into Lowe’s Cos., Inc.), 2.95%, 11/29/11(2)(3)	950,000	22,605,240
TOTAL CONVERTIBLE BONDS
(Cost $1,288,368,774)		1,368,315,876

Equity Income – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

CONVERTIBLE PREFERRED STOCKS — 10.4%
COMMERCIAL BANKS — 1.5%
Wells Fargo & Co., 7.50%	130,487	$ 138,316,220
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Bank of America Corp., 7.25%	370,700	371,144,840
INSURANCE — 2.2%
Hartford Financial Services Group, Inc., 7.25%	144,000	3,752,640
MetLife, Inc., 5.00%	2,398,768	197,730,446
		201,483,086
MACHINERY — 1.3%
Stanley Black & Decker, Inc., 4.75%	969,600	117,971,232
OIL, GAS & CONSUMABLE FUELS — 0.9%
Apache Corp., 6.00%	1,231,183	81,159,584
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Health Care REIT, Inc., 6.50%	944,205	50,042,865
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $889,040,772)		960,117,827
TEMPORARY CASH INVESTMENTS — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	9,942,759	9,942,759
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $34,548,866), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $33,766,651)		33,766,651
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $28,710,298), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $28,138,876)		28,138,876
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $34,445,651), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $33,766,651)		33,766,651
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $105,614,937)		105,614,937
TOTAL INVESTMENT SECURITIES — 98.1%
(Cost $8,240,429,019)		9,085,969,812
OTHER ASSETS AND LIABILITIES — 1.9%		175,582,910
TOTAL NET ASSETS — 100.0%		$9,261,552,722

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
16,128,154	CAD for USD	Bank of America	7/29/11	$ 16,712,942	$ (383,940)
168,532,522	EUR for USD	UBS AG	7/29/11	244,235,645	(4,016,130)
43,581,951	GBP for USD	Bank of America	7/29/11	69,925,933	(350,399)
				$330,874,520	$(4,750,469)
(Value on Settlement Date $326,124,051)

Equity Income – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $111,879,071, which represented 1.2% of total net assets.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $228,232,616, which represented 2.5% of total net assets.

Equity Income – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Income – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,970,670,057	–	–
Foreign Common Stocks	230,628,032	$ 450,623,083	–
Convertible Bonds	–	1,368,315,876	–
Convertible Preferred Stocks	–	960,117,827	–
Temporary Cash Investments	9,942,759	95,672,178	–
Total Value of Investment Securities	$6,211,240,848	$2,874,728,964	–

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(4,750,469)	–

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2011 follows:

	March 31, 2011					June 30, 2011
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Nicor, Inc.	2,125,440	$3,499,637	–	–	$1,018,462	2,190,240	$119,893,738
WGLHoldings, Inc.	2,552,888	71,540	–	–	989,244	2,554,788	98,333,790
		$3,571,177	–	–	$2,007,706		$218,227,528

4. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments			$8,435,900,250
Gross tax appreciation of investments			$762,681,802
Gross tax depreciation of investments			(112,612,240)
Net tax appreciation (depreciation) of investments			$650,069,562

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

June 30, 2011

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.1%
AEROSPACE & DEFENSE — 2.8%
Boeing Co. (The)	16,075	$ 1,188,425
General Dynamics Corp.	8,111	604,432
Goodrich Corp.	2,675	255,463
Honeywell International, Inc.	17,064	1,016,844
ITT Corp.	4,154	244,795
L-3 Communications Holdings, Inc.	2,278	199,211
Lockheed Martin Corp.	6,237	505,010
Northrop Grumman Corp.	6,391	443,216
Precision Castparts Corp.	3,117	513,214
Raytheon Co.	7,940	395,809
Rockwell Collins, Inc.	3,292	203,083
Textron, Inc.	6,245	147,444
United Technologies Corp.	19,959	1,766,571
		7,483,517
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	3,512	276,886
Expeditors International of Washington, Inc.	4,794	245,405
FedEx Corp.	6,930	657,311
United Parcel Service, Inc., Class B	21,480	1,566,536
		2,746,138
AIRLINES — 0.1%
Southwest Airlines Co.	16,863	192,575
AUTO COMPONENTS — 0.3%
Goodyear Tire & Rubber Co. (The)(1)	5,318	89,183
Johnson Controls, Inc.	14,846	618,484
		707,667
AUTOMOBILES — 0.5%
Ford Motor Co.(1)	83,227	1,147,700
Harley-Davidson, Inc.	4,944	202,556
		1,350,256
BEVERAGES — 2.5%
Brown-Forman Corp., Class B	2,295	171,413
Coca-Cola Co. (The)	50,075	3,369,547
Coca-Cola Enterprises, Inc.	6,887	200,963
Constellation Brands, Inc., Class A(1)	3,600	74,952
Dr Pepper Snapple Group, Inc.	4,772	200,090
Molson Coors Brewing Co., Class B	3,531	157,977
PepsiCo, Inc.	34,563	2,434,272
		6,609,214
BIOTECHNOLOGY — 1.2%
Amgen, Inc.(1)	20,339	1,186,781
Biogen Idec, Inc.(1)	5,289	565,500
Celgene Corp.(1)	10,100	609,232
Cephalon, Inc.(1)	1,651	131,915
Gilead Sciences, Inc.(1)	17,101	708,152
		3,201,580
BUILDING PRODUCTS(2)
Masco Corp.	7,799	93,822

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	5,362	$ 309,280
Bank of New York Mellon Corp. (The)	26,867	688,333
BlackRock, Inc.	2,124	407,404
Charles Schwab Corp. (The)	21,850	359,433
E*Trade Financial Corp.(1)	5,684	78,439
Federated Investors, Inc., Class B	1,860	44,342
Franklin Resources, Inc.	3,169	416,058
Goldman Sachs Group, Inc. (The)	11,280	1,501,255
Invesco Ltd.	9,820	229,788
Janus Capital Group, Inc.	3,680	34,739
Legg Mason, Inc.	3,487	114,234
Morgan Stanley	33,690	775,207
Northern Trust Corp.	5,478	251,769
State Street Corp.	11,039	497,749
T. Rowe Price Group, Inc.	5,637	340,137
		6,048,167
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	4,674	446,741
Airgas, Inc.	1,611	112,834
CF Industries Holdings, Inc.	1,504	213,072
Dow Chemical Co. (The)	25,684	924,624
E.I. du Pont de Nemours & Co.	20,337	1,099,215
Eastman Chemical Co.	1,634	166,782
Ecolab, Inc.	4,990	281,336
FMC Corp.	1,641	141,159
International Flavors & Fragrances, Inc.	1,730	111,135
Monsanto Co.	11,663	846,034
PPG Industries, Inc.	3,512	318,854
Praxair, Inc.	6,618	717,325
Sherwin-Williams Co. (The)	1,847	154,908
Sigma-Aldrich Corp.	2,741	201,135
		5,735,154
COMMERCIAL BANKS — 2.6%
BB&T Corp.	15,004	402,707
Comerica, Inc.	3,927	135,756
Fifth Third Bancorp.	19,534	249,058
First Horizon National Corp.	5,373	51,258
Huntington Bancshares, Inc.	19,335	126,838
KeyCorp	20,451	170,357
M&T Bank Corp.	2,661	234,035
Marshall & Ilsley Corp.	11,961	95,329
PNC Financial Services Group, Inc.	11,575	689,986
Regions Financial Corp.	28,414	176,167
SunTrust Banks, Inc.	11,600	299,280
U.S. Bancorp.	41,769	1,065,527
Wells Fargo & Co.	115,459	3,239,780
Zions Bancorp.	3,969	95,296
		7,031,374
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	2,475	95,609
Cintas Corp.	2,600	85,878

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Iron Mountain, Inc.	4,363	$ 148,735
Pitney Bowes, Inc.	4,641	106,696
R.R. Donnelley & Sons Co.	4,129	80,970
Republic Services, Inc.	6,462	199,353
Stericycle, Inc.(1)	1,931	172,091
Waste Management, Inc.	10,361	386,154
		1,275,486
COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	119,815	1,870,312
F5 Networks, Inc.(1)	1,688	186,102
Harris Corp.	2,886	130,043
JDS Uniphase Corp.(1)	4,479	74,620
Juniper Networks, Inc.(1)	11,419	359,699
Motorola Mobility Holdings, Inc.(1)	6,650	146,566
Motorola Solutions, Inc.(1)	7,272	334,803
QUALCOMM, Inc.	36,354	2,064,544
Tellabs, Inc.	8,750	40,337
		5,207,026
COMPUTERS & PERIPHERALS — 4.2%
Apple, Inc.(1)(3)	20,206	6,782,548
Dell, Inc.(1)	35,860	597,786
EMC Corp.(1)	45,011	1,240,053
Hewlett-Packard Co.	45,149	1,643,424
Lexmark International, Inc., Class A(1)	1,757	51,410
NetApp, Inc.(1)	8,015	423,032
SanDisk Corp.(1)	5,313	220,489
Western Digital Corp.(1)	5,199	189,140
		11,147,882
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	3,753	242,669
Jacobs Engineering Group, Inc.(1)	2,861	123,738
Quanta Services, Inc.(1)	4,902	99,021
		465,428
CONSTRUCTION MATERIALS(2)
Vulcan Materials Co.	2,930	112,893
CONSUMER FINANCE — 0.8%
American Express Co.	22,844	1,181,035
Capital One Financial Corp.	10,027	518,095
Discover Financial Services	11,677	312,360
SLM Corp.	11,686	196,441
		2,207,931
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	3,591	138,110
Bemis Co., Inc.	2,466	83,301
Owens-Illinois, Inc.(1)	3,725	96,142
Sealed Air Corp.	3,345	79,578
		397,131
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,554	193,338
DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	2,562	111,908
DeVry, Inc.	1,439	85,088

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

H&R Block, Inc.	6,813	$ 109,281
		306,277
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Bank of America Corp.	220,695	2,418,817
Citigroup, Inc.	63,750	2,654,550
CME Group, Inc.	1,468	428,054
IntercontinentalExchange, Inc.(1)	1,658	206,769
JPMorgan Chase & Co.	86,673	3,548,393
Leucadia National Corp.	4,371	149,051
McGraw-Hill Cos., Inc. (The)	6,563	275,055
Moody's Corp.	4,282	164,215
NASDAQ OMX Group, Inc. (The)(1)	3,443	87,108
NYSE Euronext	5,473	187,560
		10,119,572
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	129,155	4,056,759
CenturyLink, Inc.	13,091	529,269
Frontier Communications Corp.	22,606	182,430
Verizon Communications, Inc.	61,564	2,292,028
Windstream Corp.	10,979	142,288
		7,202,774
ELECTRIC UTILITIES — 1.8%
American Electric Power Co., Inc.	10,436	393,228
Duke Energy Corp.	29,109	548,122
Edison International	6,996	271,095
Entergy Corp.	3,866	263,971
Exelon Corp.	14,594	625,207
FirstEnergy Corp.	9,102	401,853
NextEra Energy, Inc.	9,232	530,471
Northeast Utilities	4,006	140,891
Pepco Holdings, Inc.	4,768	93,596
Pinnacle West Capital Corp.	2,459	109,622
PPL Corp.	12,542	349,044
Progress Energy, Inc.	6,294	302,175
Southern Co.	18,716	755,752
		4,785,027
ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	16,351	919,744
Rockwell Automation, Inc.	3,206	278,152
Roper Industries, Inc.	2,130	177,429
		1,375,325
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp., Class A	3,935	212,451
Corning, Inc.	34,566	627,373
FLIR Systems, Inc.	3,581	120,715
Jabil Circuit, Inc.	3,946	79,709
Molex, Inc.	3,017	77,748
		1,117,996
ENERGY EQUIPMENT & SERVICES — 2.3%
Baker Hughes, Inc.	9,543	692,440
Cameron International Corp.(1)	5,227	262,866
Diamond Offshore Drilling, Inc.	1,532	107,868

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

FMC Technologies, Inc.(1)	5,051	$ 226,234
Halliburton Co.	19,812	1,010,412
Helmerich & Payne, Inc.	2,416	159,746
Nabors Industries Ltd.(1)	6,494	160,012
National Oilwell Varco, Inc.	9,275	725,398
Noble Corp.	5,393	212,538
Rowan Cos., Inc.(1)	2,754	106,883
Schlumberger Ltd.	29,620	2,559,168
		6,223,565
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	9,611	780,798
CVS Caremark Corp.	29,647	1,114,134
Kroger Co. (The)	13,085	324,508
Safeway, Inc.	7,794	182,146
SUPERVALU, INC.	4,372	41,141
SYSCO Corp.	12,701	396,017
Walgreen Co.	20,092	853,106
Wal-Mart Stores, Inc.	41,813	2,221,943
Whole Foods Market, Inc.	3,325	210,971
		6,124,764
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	14,638	441,336
Campbell Soup Co.	3,882	134,123
ConAgra Foods, Inc.	9,088	234,561
Dean Foods Co.(1)	3,575	43,865
General Mills, Inc.	14,041	522,606
H.J. Heinz Co.	7,064	376,370
Hershey Co. (The)	3,227	183,455
Hormel Foods Corp.	3,086	91,994
J.M. Smucker Co. (The)	2,492	190,488
Kellogg Co.	5,447	301,328
Kraft Foods, Inc., Class A	38,394	1,352,621
McCormick & Co., Inc.	2,990	148,214
Mead Johnson Nutrition Co.	4,374	295,464
Sara Lee Corp.	12,479	236,976
Tyson Foods, Inc., Class A	6,625	128,658
		4,682,059
GAS UTILITIES — 0.1%
Nicor, Inc.	901	49,321
ONEOK, Inc.	2,420	179,104
		228,425
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Baxter International, Inc.	12,341	736,634
Becton, Dickinson & Co.	4,847	417,666
Boston Scientific Corp.(1)	32,374	223,704
C.R. Bard, Inc.	1,886	207,196
CareFusion Corp.(1)	5,062	137,535
Covidien plc	10,841	577,067
DENTSPLY International, Inc.	3,044	115,916
Edwards Lifesciences Corp.(1)	2,552	222,483
Intuitive Surgical, Inc.(1)	846	314,805
Medtronic, Inc.	23,181	893,164

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

St. Jude Medical, Inc.	7,293	$ 347,730
Stryker Corp.	7,211	423,214
Varian Medical Systems, Inc.(1)	2,468	172,809
Zimmer Holdings, Inc.(1)	4,222	266,830
		5,056,753
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	8,106	357,393
AmerisourceBergen Corp.	5,885	243,639
Cardinal Health, Inc.	7,536	342,285
CIGNA Corp.	5,819	299,271
Coventry Health Care, Inc.(1)	3,361	122,576
DaVita, Inc.(1)	2,018	174,779
Express Scripts, Inc.(1)	11,639	628,273
Humana, Inc.	3,611	290,830
Laboratory Corp. of America Holdings(1)	2,282	220,875
McKesson Corp.	5,521	461,831
Medco Health Solutions, Inc.(1)	8,665	489,746
Patterson Cos., Inc.	2,093	68,839
Quest Diagnostics, Inc.	3,567	210,810
Tenet Healthcare Corp.(1)	11,044	68,914
UnitedHealth Group, Inc.	23,617	1,218,165
WellPoint, Inc.	8,023	631,972
		5,830,198
HOTELS, RESTAURANTS & LEISURE — 1.8%
Carnival Corp.	9,406	353,948
Chipotle Mexican Grill, Inc.(1)	689	212,343
Darden Restaurants, Inc.	3,130	155,749
International Game Technology	6,766	118,946
Marriott International, Inc., Class A	6,008	213,224
McDonald's Corp.	22,585	1,904,367
Starbucks Corp.	16,282	642,976
Starwood Hotels & Resorts Worldwide, Inc.	4,386	245,792
Wyndham Worldwide Corp.	3,502	117,842
Wynn Resorts Ltd.	1,710	245,453
Yum! Brands, Inc.	9,992	551,958
		4,762,598
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	6,454	74,350
Fortune Brands, Inc.	3,447	219,815
Harman International Industries, Inc.	1,585	72,229
Leggett & Platt, Inc.	2,851	69,507
Lennar Corp., Class A	3,708	67,300
Newell Rubbermaid, Inc.	6,576	103,769
PulteGroup, Inc.(1)	7,031	53,858
Whirlpool Corp.	1,718	139,708
		800,536
HOUSEHOLD PRODUCTS — 2.1%
Clorox Co.	2,941	198,341
Colgate-Palmolive Co.	10,578	924,623
Kimberly-Clark Corp.	8,455	562,765
Procter & Gamble Co. (The)	60,914	3,872,303
		5,558,032

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	13,792	$ 175,710
Constellation Energy Group, Inc.	4,529	171,921
NRG Energy, Inc.(1)	5,568	136,861
		484,492
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	15,412	1,461,828
General Electric Co.	231,170	4,359,866
Tyco International Ltd.	10,078	498,156
		6,319,850
INSURANCE — 3.7%
ACE Ltd.	7,438	489,569
Aflac, Inc.	10,394	485,192
Allstate Corp. (The)	11,202	341,997
American International Group, Inc.(1)	9,689	284,082
Aon Corp.	7,175	368,078
Assurant, Inc.	2,258	81,898
Berkshire Hathaway, Inc., Class B(1)	37,742	2,920,853
Chubb Corp. (The)	6,386	399,827
Cincinnati Financial Corp.	3,699	107,937
Genworth Financial, Inc., Class A(1)	11,104	114,149
Hartford Financial Services Group, Inc. (The)	9,539	251,543
Lincoln National Corp.	6,603	188,119
Loews Corp.	6,801	286,254
Marsh & McLennan Cos., Inc.	11,788	367,668
MetLife, Inc.	23,369	1,025,198
Principal Financial Group, Inc.	6,742	205,092
Progressive Corp. (The)	14,264	304,964
Prudential Financial, Inc.	10,738	682,829
Torchmark Corp.	1,563	100,251
Travelers Cos., Inc. (The)	9,116	532,192
Unum Group	6,572	167,455
XL Group plc	6,419	141,090
		9,846,237
INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc.(1)	7,790	1,592,977
Expedia, Inc.	4,577	132,687
Netflix, Inc.(1)	920	241,675
priceline.com, Inc.(1)	1,074	549,813
		2,517,152
INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc.(1)	4,119	129,625
eBay, Inc.(1)	24,882	802,942
Google, Inc., Class A(1)	5,485	2,777,494
Monster Worldwide, Inc.(1)	2,740	40,168
VeriSign, Inc.	3,887	130,059
Yahoo!, Inc.(1)	28,537	429,197
		4,309,485
IT SERVICES — 3.2%
Automatic Data Processing, Inc.	10,854	571,789
Cognizant Technology Solutions Corp., Class A(1)	6,660	488,444
Computer Sciences Corp.	3,505	133,050

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Fidelity National Information Services, Inc.	6,029	$ 185,633
Fiserv, Inc.(1)	3,135	196,345
International Business Machines Corp.	26,469	4,540,757
MasterCard, Inc., Class A	2,072	624,377
Paychex, Inc.	6,832	209,879
SAIC, Inc.(1)	5,778	97,186
Teradata Corp.(1)	3,794	228,399
Total System Services, Inc.	3,616	67,185
Visa, Inc., Class A	10,370	873,776
Western Union Co. (The)	13,877	277,956
		8,494,776
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	3,073	134,997
Mattel, Inc.	7,280	200,127
		335,124
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.(1)	7,512	383,938
Life Technologies Corp.(1)	3,826	199,220
PerkinElmer, Inc.	2,672	71,904
Thermo Fisher Scientific, Inc.(1)	8,224	529,543
Waters Corp.(1)	2,070	198,182
		1,382,787
MACHINERY — 2.4%
Caterpillar, Inc.	14,031	1,493,740
Cummins, Inc.	4,309	445,938
Danaher Corp.	11,886	629,839
Deere & Co.	9,196	758,210
Dover Corp.	3,965	268,827
Eaton Corp.	7,297	375,431
Flowserve Corp.	1,263	138,791
Illinois Tool Works, Inc.	10,943	618,170
Ingersoll-Rand plc	7,092	322,048
Joy Global, Inc.	2,290	218,100
PACCAR, Inc.	7,987	408,056
Pall Corp.	2,602	146,311
Parker-Hannifin Corp.	3,472	311,577
Snap-on, Inc.	1,315	82,161
Stanley Black & Decker, Inc.	3,559	256,426
		6,473,625
MEDIA — 3.2%
Cablevision Systems Corp., Class A	4,851	175,655
CBS Corp., Class B	14,660	417,663
Comcast Corp., Class A	60,580	1,535,097
DirecTV, Class A(1)	16,884	858,045
Discovery Communications, Inc., Class A(1)	6,056	248,054
Gannett Co., Inc.	5,406	77,414
Interpublic Group of Cos., Inc. (The)	11,143	139,287
News Corp., Class A	49,621	878,292
Omnicom Group, Inc.	5,977	287,852
Scripps Networks Interactive, Inc., Class A	1,994	97,467
Time Warner Cable, Inc.	7,342	572,970
Time Warner, Inc.	23,542	856,222

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Viacom, Inc., Class B	12,859	$ 655,809
Walt Disney Co. (The)	41,250	1,610,400
Washington Post Co. (The), Class B	98	41,057
		8,451,284
METALS & MINING — 1.1%
AK Steel Holding Corp.	2,431	38,313
Alcoa, Inc.	22,839	362,227
Allegheny Technologies, Inc.	2,232	141,665
Cliffs Natural Resources, Inc.	3,210	296,764
Freeport-McMoRan Copper & Gold, Inc.	20,610	1,090,269
Newmont Mining Corp.	10,871	586,708
Nucor Corp.	6,817	280,997
Titanium Metals Corp.	2,222	40,707
United States Steel Corp.	3,255	149,860
		2,987,510
MULTILINE RETAIL — 0.7%
Big Lots, Inc.(1)	1,470	48,730
Family Dollar Stores, Inc.	2,559	134,501
J.C. Penney Co., Inc.	4,803	165,896
Kohl's Corp.	6,029	301,510
Macy's, Inc.	9,048	264,564
Nordstrom, Inc.	3,817	179,170
Sears Holdings Corp.(1)	999	71,369
Target Corp.	14,862	697,176
		1,862,916
MULTI-UTILITIES — 1.3%
Ameren Corp.	5,448	157,120
CenterPoint Energy, Inc.	9,640	186,534
CMS Energy Corp.	5,679	111,820
Consolidated Edison, Inc.	6,270	333,815
Dominion Resources, Inc.	12,450	600,961
DTE Energy Co.	3,828	191,477
Integrys Energy Group, Inc.	1,591	82,477
NiSource, Inc.	6,083	123,181
PG&E Corp.	8,646	363,391
Public Service Enterprise Group, Inc.	10,973	358,159
SCANA Corp.	2,563	100,905
Sempra Energy	5,160	272,861
TECO Energy, Inc.	4,470	84,438
Wisconsin Energy Corp.	5,256	164,776
Xcel Energy, Inc.	10,383	252,307
		3,384,222
OFFICE ELECTRONICS — 0.1%
Xerox Corp.	29,875	310,999
OIL, GAS & CONSUMABLE FUELS — 10.1%
Alpha Natural Resources, Inc.(1)	5,036	228,836
Anadarko Petroleum Corp.	10,952	840,676
Apache Corp.	8,357	1,031,170
Cabot Oil & Gas Corp.	2,177	144,357
Chesapeake Energy Corp.	14,322	425,220
Chevron Corp.	43,918	4,516,527
ConocoPhillips	30,862	2,320,514

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

CONSOL Energy, Inc.	4,793	$ 232,365
Denbury Resources, Inc.(1)	8,271	165,420
Devon Energy Corp.	9,181	723,555
El Paso Corp.	17,014	343,683
EOG Resources, Inc.	5,803	606,704
EQT Corp.	3,390	178,043
Exxon Mobil Corp.	107,572	8,754,209
Hess Corp.	6,602	493,565
Marathon Oil Corp.	15,624	823,072
Murphy Oil Corp.	4,116	270,257
Newfield Exploration Co.(1)	2,806	190,864
Noble Energy, Inc.	3,786	339,339
Occidental Petroleum Corp.	17,753	1,847,022
Peabody Energy Corp.	5,849	344,565
Pioneer Natural Resources Co.	2,626	235,211
QEP Resources, Inc.	3,974	166,232
Range Resources Corp.	3,637	201,853
Southwestern Energy Co.(1)	7,496	321,428
Spectra Energy Corp.	14,102	386,536
Sunoco, Inc.	2,632	109,781
Tesoro Corp.(1)	3,274	75,007
Valero Energy Corp.	12,241	313,002
Williams Cos., Inc. (The)	12,700	384,175
		27,013,188
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co.	9,396	280,189
MeadWestvaco Corp.	3,721	123,946
		404,135
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	9,172	256,816
Estee Lauder Cos., Inc. (The), Class A	2,562	269,497
		526,313
PHARMACEUTICALS — 5.6%
Abbott Laboratories	33,884	1,782,976
Allergan, Inc.	6,562	546,287
Bristol-Myers Squibb Co.	37,467	1,085,044
Eli Lilly & Co.	22,115	829,976
Forest Laboratories, Inc.(1)	6,083	239,305
Hospira, Inc.(1)	3,788	214,628
Johnson & Johnson	59,898	3,984,415
Merck & Co., Inc.	67,502	2,382,146
Mylan, Inc.(1)	9,251	228,222
Pfizer, Inc.	172,632	3,556,219
Watson Pharmaceuticals, Inc.(1)	2,837	194,987
		15,044,205
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	1,062	80,224
Equifax, Inc.	2,727	94,681
Robert Half International, Inc.	3,134	84,712
		259,617
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
Apartment Investment & Management Co., Class A	2,496	63,723

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

AvalonBay Communities, Inc.	1,932	$ 248,069
Boston Properties, Inc.	3,111	330,264
Equity Residential	6,389	383,340
HCP, Inc.	8,912	326,981
Health Care REIT, Inc.	3,771	197,713
Host Hotels & Resorts, Inc.	15,083	255,657
Kimco Realty Corp.	9,203	171,544
Plum Creek Timber Co., Inc.	3,656	148,214
ProLogis, Inc.	9,989	358,006
Public Storage	2,968	338,382
Simon Property Group, Inc.	6,474	752,473
Ventas, Inc.	3,545	186,857
Vornado Realty Trust	3,580	333,584
Weyerhaeuser Co.	11,412	249,466
		4,344,273
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	6,613	166,052
ROAD & RAIL — 0.9%
CSX Corp.	24,087	631,561
Norfolk Southern Corp.	7,756	581,157
Ryder System, Inc.	1,199	68,163
Union Pacific Corp.	10,670	1,113,948
		2,394,829
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Micro Devices, Inc.(1)	12,296	85,949
Altera Corp.	6,871	318,471
Analog Devices, Inc.	6,763	264,704
Applied Materials, Inc.	28,130	365,971
Broadcom Corp., Class A(1)	10,152	341,513
First Solar, Inc.(1)	1,222	161,634
Intel Corp.	115,488	2,559,214
KLA-Tencor Corp.	3,799	153,784
Linear Technology Corp.	5,128	169,327
LSI Corp.(1)	13,537	96,383
MEMC Electronic Materials, Inc.(1)	4,903	41,823
Microchip Technology, Inc.	4,234	160,511
Micron Technology, Inc.(1)	19,459	145,553
National Semiconductor Corp.	5,477	134,789
Novellus Systems, Inc.(1)	1,798	64,980
NVIDIA Corp.(1)	13,432	214,039
Teradyne, Inc.(1)	3,699	54,745
Texas Instruments, Inc.	24,974	819,896
Xilinx, Inc.	5,872	214,152
		6,367,438
SOFTWARE — 3.7%
Adobe Systems, Inc.(1)	11,052	347,585
Autodesk, Inc.(1)	5,145	198,597
BMC Software, Inc.(1)	4,010	219,347
CA, Inc.	7,971	182,058
Cerner Corp.(1)	3,240	197,996
Citrix Systems, Inc.(1)	4,057	324,560
Compuware Corp.(1)	5,249	51,230

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Electronic Arts, Inc.(1)	6,864	$ 161,990
Intuit, Inc.(1)	5,904	306,181
Microsoft Corp.	162,051	4,213,326
Oracle Corp.	85,061	2,799,358
Red Hat, Inc.(1)	4,310	197,829
salesforce.com, inc.(1)	2,565	382,134
Symantec Corp.(1)	16,712	329,561
		9,911,752
SPECIALTY RETAIL — 1.8%
Abercrombie & Fitch Co., Class A	1,926	128,888
AutoNation, Inc.(1)	1,301	47,630
AutoZone, Inc.(1)	543	160,104
Bed Bath & Beyond, Inc.(1)	5,276	307,960
Best Buy Co., Inc.	6,941	218,017
CarMax, Inc.(1)	5,074	167,797
GameStop Corp., Class A(1)	2,974	79,317
Gap, Inc. (The)	8,095	146,519
Home Depot, Inc. (The)	34,642	1,254,733
Limited Brands, Inc.	5,468	210,245
Lowe's Cos., Inc.	28,048	653,799
O'Reilly Automotive, Inc.(1)	2,897	189,782
Ross Stores, Inc.	2,528	202,543
Staples, Inc.	15,671	247,602
Tiffany & Co.	2,855	224,175
TJX Cos., Inc. (The)	8,293	435,631
Urban Outfitters, Inc.(1)	2,907	81,832
		4,756,574
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Coach, Inc.	6,419	410,367
NIKE, Inc., Class B	8,240	741,435
Polo Ralph Lauren Corp.	1,465	194,274
VF Corp.	1,961	212,886
		1,558,962
THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp., Inc.	11,508	94,250
People's United Financial, Inc.	8,104	108,918
		203,168
TOBACCO — 1.7%
Altria Group, Inc.	45,831	1,210,397
Lorillard, Inc.	3,118	339,456
Philip Morris International, Inc.	38,896	2,597,086
Reynolds American, Inc.	7,237	268,131
		4,415,070
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	6,646	239,189
W.W. Grainger, Inc.	1,309	201,128
		440,317
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
American Tower Corp., Class A(1)	8,703	455,428
MetroPCS Communications, Inc.(1)	6,234	107,287

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/ Shares	Value

Sprint Nextel Corp.(1)	64,519	$ 347,758
		910,473
TOTAL COMMON STOCKS
(Cost $189,815,826)		262,257,305
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,005,358	1,005,358
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,200,921), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,173,731)		1,173,731
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.500%, 5/15/20, valued at $997,972), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $978,109)		978,109
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $1,197,333), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,173,731)		1,173,731
U.S. Treasury Bills, 0.05%, 11/17/11(4)	$ 1,130,000	1,129,797
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $5,460,712)		5,460,726
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $195,276,538)		267,718,031
OTHER ASSETS AND LIABILITIES — (0.1)%		(401,059)
TOTAL NET ASSETS — 100.0%		$267,316,972

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
89	S&P 500 E-Mini	September 2011	$5,853,975	$188,574

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $5,854,000.
(4)	The rate indicated is the yield to maturity at purchase.

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$262,257,305	–	–
Temporary Cash Investments	1,005,358	$4,455,368	–
Total Value of Investment Securities	$263,262,663	$4,455,368	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$188,574	–	–

Equity Index – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$205,523,722
Gross tax appreciation of investments	$90,339,550
Gross tax depreciation of investments	(28,145,241)
Net tax appreciation (depreciation) of investments	$62,194,309

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Real Estate Fund

June 30, 2011

Global Real Estate – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 5.9%
Goodman Group	38,859	$ 29,408
GPT Group	8,948	30,399
Westfield Group	6,182	57,609
		117,416
BRAZIL — 1.5%
BR Malls Participacoes SA	2,700	30,397
FRANCE — 6.5%
Gecina SA	217	30,316
Klepierre	833	34,375
Unibail-Rodamco SE	276	63,782
		128,473
GERMANY — 1.0%
GSW Immobilien AG(1)	583	19,994
HONG KONG — 12.9%
China Overseas Land & Investment Ltd.	20,000	43,273
Hongkong Land Holdings Ltd.	3,000	21,384
Hysan Development Co. Ltd.	7,000	34,655
Link Real Estate Investment Trust (The)	11,000	37,556
Sun Hung Kai Properties Ltd.	4,000	58,376
Swire Pacific Ltd. A Shares	4,000	58,982
		254,226
JAPAN — 12.1%
Mitsubishi Estate Co. Ltd.	5,000	87,774
Mitsui Fudosan Co. Ltd.	2,000	34,481
Nippon Building Fund, Inc.	5	48,801
Sumitomo Realty & Development Co. Ltd.	3,000	67,071
		238,127
MALAYSIA — 1.1%
S P Setia Bhd Group	7,500	10,389
UEM Land Holdings Bhd(1)	11,200	10,439
		20,828
PEOPLE'S REPUBLIC OF CHINA — 1.3%
Country Garden Holdings Co.	59,000	26,118
SINGAPORE — 5.9%
CapitaCommercial Trust	40,000	47,339
CDL Hospitality Trusts	28,000	47,006
Global Logistic Properties Ltd.(1)	13,000	21,836
		116,181
SWITZERLAND — 1.7%
Swiss Prime Site AG(1)	392	33,637
UNITED KINGDOM — 4.3%
British Land Co. plc	4,128	40,322
Land Securities Group plc	3,290	44,986
		85,308
UNITED STATES — 44.2%
American Campus Communities, Inc.	1,242	44,116
American Capital Agency Corp.	1,774	51,641
Boston Properties, Inc.	623	66,138

Global Real Estate – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Brookfield Office Properties, Inc.	1,444	$ 27,893
Camden Property Trust	697	44,343
Digital Realty Trust, Inc.	765	47,262
Equity LifeStyle Properties, Inc.	715	44,644
Essex Property Trust, Inc.	342	46,269
Extra Space Storage, Inc.	2,085	44,473
General Growth Properties, Inc.	3,244	54,142
Marriott International, Inc., Class A	1,128	40,033
ProLogis, Inc.	1,902	68,168
Simon Property Group, Inc.	868	100,888
SL Green Realty Corp.	607	50,302
Taubman Centers, Inc.	785	46,472
Ventas, Inc.	1,080	56,927
Wyndham Worldwide Corp.	1,135	38,193
		871,904
TOTAL COMMON STOCKS
(Cost $1,928,897)		1,942,609
TEMPORARY CASH INVESTMENTS — 1.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $33,068)		33,068
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,961,965)		1,975,677
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,718)
TOTAL NET ASSETS — 100.0%		$1,973,959

Industry Allocation
(as a % of net assets)
Retail REITs	20.0%
Diversified Real Estate Activities	15.5%
Office REITs	13.2%
Real Estate Operating Companies	9.6%
Residential REITs	9.1%
Specialized REITs	7.5%
Diversified REITs	7.4%
Industrial REITs	4.9%
Real Estate Development	4.6%
Hotels, Resorts & Cruise Lines	4.0%
Mortgage REITs	2.6%
Cash and Equivalents*	1.6%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

(1)	Non-income producing.

Global Real Estate – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Real Estate – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$844,011	$ 27,893	–
Foreign Common Stocks	–	1,070,705	–
Temporary Cash Investments	33,068	–	–
Total Value of Investment Securities	$877,079	$1,098,598	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,969,155
Gross tax appreciation of investments	$28,705
Gross tax depreciation of investments	(22,183)
Net tax appreciation (depreciation) of investments	$6,522

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

June 30, 2011

Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.4%
Lockheed Martin Corp.	73,200	$ 5,927,004
Northrop Grumman Corp.	95,400	6,615,990
		12,542,994
AIRLINES — 0.4%
Southwest Airlines Co.	342,400	3,910,208
AUTOMOBILES — 0.6%
Ford Motor Co.(1)	388,000	5,350,520
BEVERAGES — 0.7%
PepsiCo, Inc.	89,100	6,275,313
BIOTECHNOLOGY — 2.3%
Amgen, Inc.(1)	249,400	14,552,490
Gilead Sciences, Inc.(1)	157,500	6,522,075
		21,074,565
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	92,300	5,323,864
Bank of New York Mellon Corp. (The)	365,400	9,361,548
Goldman Sachs Group, Inc. (The)	111,800	14,879,462
Morgan Stanley	305,300	7,024,953
		36,589,827
CHEMICALS — 0.3%
E.I. du Pont de Nemours & Co.	43,400	2,345,770
COMMERCIAL BANKS — 5.9%
PNC Financial Services Group, Inc.	194,100	11,570,301
U.S. Bancorp.	555,600	14,173,356
Wells Fargo & Co.	1,021,800	28,671,708
		54,415,365
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	117,300	4,531,299
COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	1,220,700	19,055,127
COMPUTERS & PERIPHERALS — 2.7%
Hewlett-Packard Co.	539,700	19,645,080
Western Digital Corp.(1)	128,700	4,682,106
		24,327,186
DIVERSIFIED FINANCIAL SERVICES — 7.2%
Bank of America Corp.	1,341,400	14,701,744
Citigroup, Inc.	500,800	20,853,312
JPMorgan Chase & Co.	738,600	30,238,284
		65,793,340
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.9%
AT&T, Inc.	1,049,200	32,955,372
CenturyLink, Inc.	186,300	7,532,109
Verizon Communications, Inc.	371,700	13,838,391
		54,325,872
ELECTRIC UTILITIES — 2.2%
American Electric Power Co., Inc.	263,400	9,924,912
Exelon Corp.	85,400	3,658,536

Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

PPL Corp.	246,400	$ 6,857,312
		20,440,760
ENERGY EQUIPMENT & SERVICES — 0.9%
National Oilwell Varco, Inc.	43,400	3,394,314
Transocean Ltd.	69,700	4,499,832
		7,894,146
FOOD & STAPLES RETAILING — 4.8%
CVS Caremark Corp.	329,700	12,390,126
Kroger Co. (The)	384,800	9,543,040
SYSCO Corp.	120,600	3,760,308
Walgreen Co.	79,700	3,384,062
Wal-Mart Stores, Inc.	287,200	15,261,808
		44,339,344
FOOD PRODUCTS — 1.1%
Kraft Foods, Inc., Class A	282,900	9,966,567
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Medtronic, Inc.	216,500	8,341,745
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	121,700	5,365,753
Quest Diagnostics, Inc.	78,100	4,615,710
WellPoint, Inc.	76,900	6,057,413
		16,038,876
HOUSEHOLD PRODUCTS — 3.4%
Energizer Holdings, Inc.(1)	42,700	3,089,772
Procter & Gamble Co. (The)	438,200	27,856,374
		30,946,146
INDUSTRIAL CONGLOMERATES — 4.0%
General Electric Co.	1,656,600	31,243,476
Tyco International Ltd.	111,900	5,531,217
		36,774,693
INSURANCE — 8.1%
Allstate Corp. (The)	230,000	7,021,900
American International Group, Inc.(1)	142,600	4,181,032
Berkshire Hathaway, Inc., Class B(1)	96,600	7,475,874
Chubb Corp. (The)	191,500	11,989,815
Loews Corp.	233,300	9,819,597
MetLife, Inc.	233,200	10,230,484
Principal Financial Group, Inc.	200,500	6,099,210
Torchmark Corp.	72,800	4,669,392
Travelers Cos., Inc. (The)	209,000	12,201,420
		73,688,724
IT SERVICES — 0.8%
Fiserv, Inc.(1)	71,500	4,478,045
International Business Machines Corp.	15,200	2,607,560
		7,085,605
MACHINERY — 1.0%
Dover Corp.	63,300	4,291,740
Ingersoll-Rand plc	111,700	5,072,297
		9,364,037
MEDIA — 3.5%
CBS Corp., Class B	176,900	5,039,881
Comcast Corp., Class A	491,800	12,462,212

Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Time Warner, Inc.	318,300	$ 11,576,571
Viacom, Inc., Class B	67,400	3,437,400
		32,516,064
METALS & MINING — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	42,900	2,269,410
Nucor Corp.	135,700	5,593,554
		7,862,964
MULTILINE RETAIL — 1.5%
Kohl's Corp.	164,400	8,221,644
Macy's, Inc.	201,000	5,877,240
		14,098,884
MULTI-UTILITIES — 0.7%
PG&E Corp.	147,000	6,178,410
OIL, GAS & CONSUMABLE FUELS — 12.1%
Apache Corp.	35,500	4,380,345
Chevron Corp.	374,600	38,523,864
ConocoPhillips	285,000	21,429,150
Exxon Mobil Corp.	372,100	30,281,498
Occidental Petroleum Corp.	22,600	2,351,304
Total SA ADR	162,000	9,370,080
Valero Energy Corp.	169,200	4,326,444
		110,662,685
PAPER & FOREST PRODUCTS — 0.6%
International Paper Co.	192,700	5,746,314
PHARMACEUTICALS — 10.1%
Abbott Laboratories	154,700	8,140,314
Johnson & Johnson	436,700	29,049,284
Merck & Co., Inc.	704,600	24,865,334
Pfizer, Inc.	1,460,900	30,094,540
		92,149,472
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Applied Materials, Inc.	417,300	5,429,073
Intel Corp.	862,500	19,113,000
Marvell Technology Group Ltd.(1)	292,000	4,311,380
		28,853,453
SOFTWARE — 1.9%
Activision Blizzard, Inc.	401,100	4,684,848
Microsoft Corp.	290,800	7,560,800
Oracle Corp.	146,500	4,821,315
		17,066,963
SPECIALTY RETAIL — 0.9%
Lowe's Cos., Inc.	357,900	8,342,649
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
VF Corp.	22,700	2,464,312
TOBACCO — 0.5%
Altria Group, Inc.	164,200	4,336,522
TOTAL COMMON STOCKS
(Cost $732,828,553)		905,696,721

Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,201,745	$ 1,201,745
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,435,511), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,403,010)		1,403,010
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $1,192,917), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,169,175)		1,169,175
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $1,431,222), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,403,009)		1,403,009
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,176,939)		5,176,939
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $738,005,492)		910,873,660
OTHER ASSETS AND LIABILITIES — 0.4%		3,561,806
TOTAL NET ASSETS — 100.0%		$914,435,466

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,670,082	EUR for USD	UBS AG	7/29/11	$6,767,836	$(111,288)
(Value on Settlement Date $6,656,548)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements
The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$905,696,721	–	–
Temporary Cash Investments	1,201,745	$3,975,194	–
Total Value of Investment Securities	$906,898,466	$3,975,194	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(111,288)	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$770,382,781
Gross tax appreciation of investments	$166,238,074
Gross tax depreciation of investments	(25,747,195)
Net tax appreciation (depreciation) of investments	$140,490,879

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

June 30, 2011

Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.9%
Huntington Ingalls Industries, Inc.(1)	246,900	$ 8,518,050
ITT Corp.	482,200	28,416,046
		36,934,096
AIRLINES — 1.0%
Southwest Airlines Co.	1,592,000	18,180,640
BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	313,297	13,136,543
CAPITAL MARKETS — 4.0%
Franklin Resources, Inc.	139,300	18,288,697
Northern Trust Corp.	1,003,000	46,097,880
State Street Corp.	215,100	9,698,859
T. Rowe Price Group, Inc.	40,850	2,464,889
		76,550,325
CHEMICALS — 1.0%
Minerals Technologies, Inc.	177,401	11,759,912
Olin Corp.	307,700	6,972,482
		18,732,394
COMMERCIAL BANKS — 4.0%
BOK Financial Corp.	95,000	5,203,150
Comerica, Inc.	791,928	27,376,951
Commerce Bancshares, Inc.	489,221	21,036,503
Cullen/Frost Bankers, Inc.	102,300	5,815,755
SunTrust Banks, Inc.	436,300	11,256,540
Westamerica Bancorp.	103,000	5,072,750
		75,761,649
COMMERCIAL SERVICES & SUPPLIES — 4.5%
Cintas Corp.	404,000	13,344,120
Pitney Bowes, Inc.	264,400	6,078,556
Republic Services, Inc.	1,948,598	60,114,248
Waste Management, Inc.	201,544	7,511,545
		87,048,469
COMMUNICATIONS EQUIPMENT — 0.8%
Emulex Corp.(1)	1,149,600	9,886,560
Harris Corp.	111,000	5,001,660
		14,888,220
CONTAINERS & PACKAGING — 1.5%
Bemis Co., Inc.	854,606	28,868,591
DISTRIBUTORS — 0.2%
Genuine Parts Co.	84,294	4,585,593
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
CenturyLink, Inc.	749,750	30,312,393
Consolidated Communications Holdings, Inc.	63,092	1,226,508
TELUS Corp.	157,800	8,688,040
Windstream Corp.	673,200	8,724,672
		48,951,613
ELECTRIC UTILITIES — 5.2%
American Electric Power Co., Inc.	291,655	10,989,561
Empire District Electric Co. (The)	397,500	7,655,850

Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Great Plains Energy, Inc.	450,100	$ 9,330,573
Northeast Utilities	407,083	14,317,109
NV Energy, Inc.	1,528,400	23,460,940
Portland General Electric Co.	268,136	6,778,478
Westar Energy, Inc.	1,014,310	27,295,082
		99,827,593
ELECTRICAL EQUIPMENT — 2.6%
Brady Corp., Class A	59,300	1,901,158
Hubbell, Inc., Class B	261,935	17,012,678
Thomas & Betts Corp.(1)	560,100	30,161,385
		49,075,221
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Molex, Inc., Class A	507,900	10,909,692
FOOD & STAPLES RETAILING — 2.7%
CVS Caremark Corp.	618,600	23,246,988
SYSCO Corp.	913,600	28,486,048
		51,733,036
FOOD PRODUCTS — 4.7%
Campbell Soup Co.	145,600	5,030,480
General Mills, Inc.	657,700	24,479,594
H.J. Heinz Co.	242,525	12,921,732
Kellogg Co.	488,600	27,029,352
Ralcorp Holdings, Inc.(1)	239,500	20,735,910
		90,197,068
GAS UTILITIES — 0.8%
AGL Resources, Inc.	374,700	15,254,037
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Boston Scientific Corp.(1)	2,592,600	17,914,866
CareFusion Corp.(1)	488,861	13,282,353
Hologic, Inc.(1)	236,200	4,764,154
Symmetry Medical, Inc.(1)	232,871	2,088,853
Zimmer Holdings, Inc.(1)	482,600	30,500,320
		68,550,546
HEALTH CARE PROVIDERS & SERVICES — 3.2%
CIGNA Corp.	244,700	12,584,921
Humana, Inc.	74,000	5,959,960
LifePoint Hospitals, Inc.(1)	525,900	20,552,172
Patterson Cos., Inc.	522,700	17,191,603
Select Medical Holdings Corp.(1)	460,178	4,081,779
		60,370,435
HOTELS, RESTAURANTS & LEISURE — 1.8%
CEC Entertainment, Inc.	582,400	23,360,064
International Speedway Corp., Class A	264,907	7,526,008
Speedway Motorsports, Inc.	267,543	3,793,760
		34,679,832
HOUSEHOLD DURABLES — 1.1%
Whirlpool Corp.	266,000	21,631,120
HOUSEHOLD PRODUCTS — 3.4%
Clorox Co.	235,500	15,882,120
Energizer Holdings, Inc.(1)	96,300	6,968,268
Kimberly-Clark Corp.	644,023	42,866,171
		65,716,559

Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

INDUSTRIAL CONGLOMERATES — 3.5%
Koninklijke Philips Electronics NV	1,423,700	$ 36,538,238
Tyco International Ltd.	602,000	29,756,860
		66,295,098
INSURANCE — 11.3%
ACE Ltd.	302,100	19,884,222
Allstate Corp. (The)	691,300	21,105,389
Aon Corp.	336,600	17,267,580
Arthur J. Gallagher & Co.	351,900	10,043,226
Chubb Corp. (The)	248,100	15,533,541
HCC Insurance Holdings, Inc.	728,860	22,959,090
Marsh & McLennan Cos., Inc.	681,527	21,256,827
Primerica, Inc.	354,137	7,780,390
Symetra Financial Corp.	636,924	8,553,889
Torchmark Corp.	134,900	8,652,486
Transatlantic Holdings, Inc.	479,458	23,498,237
Travelers Cos., Inc. (The)	407,700	23,801,526
Unum Group	608,400	15,502,032
		215,838,435
IT SERVICES — 0.5%
Booz Allen Hamilton Holding Corp.(1)	501,764	9,588,710
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Mattel, Inc.	346,900	9,536,281
MACHINERY — 2.1%
Ingersoll-Rand plc	83,700	3,800,817
Kaydon Corp.	732,256	27,327,794
Stanley Black & Decker, Inc.	112,400	8,098,420
		39,227,031
MEDIA — 0.5%
Omnicom Group, Inc.	204,100	9,829,456
METALS & MINING — 1.0%
Newmont Mining Corp.	351,438	18,967,109
MULTILINE RETAIL — 1.0%
Target Corp.	396,900	18,618,579
MULTI-UTILITIES — 3.8%
Consolidated Edison, Inc.	252,000	13,416,480
PG&E Corp.	890,900	37,444,527
Wisconsin Energy Corp.	213,600	6,696,360
Xcel Energy, Inc.	625,768	15,206,162
		72,763,529
OIL, GAS & CONSUMABLE FUELS — 6.5%
EQT Corp.	498,557	26,184,214
Imperial Oil Ltd.	1,093,600	50,935,260
Murphy Oil Corp.	438,100	28,765,646
Spectra Energy Partners LP	299,755	9,538,204
Ultra Petroleum Corp.(1)	102,500	4,694,500
Williams Partners LP	87,400	4,735,332
		124,853,156

Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

PHARMACEUTICALS — 0.2%
Eli Lilly & Co.	124,500	$ 4,672,485
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.6%
Annaly Capital Management, Inc.	651,116	11,746,133
Capstead Mortgage Corp.	466,900	6,256,460
Government Properties Income Trust	1,091,298	29,486,872
National Health Investors, Inc.	140,100	6,224,643
Piedmont Office Realty Trust, Inc., Class A	1,150,862	23,466,076
Weyerhaeuser Co.	510,571	11,161,082
		88,341,266
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Applied Materials, Inc.	2,165,000	28,166,650
Teradyne, Inc.(1)	1,094,700	16,201,560
		44,368,210
SOFTWARE(2)
Cadence Design Systems, Inc.(1)	89,900	949,344
SPECIALTY RETAIL — 3.5%
Best Buy Co., Inc.	214,700	6,743,727
Lowe's Cos., Inc.	1,561,400	36,396,234
Staples, Inc.	1,547,000	24,442,600
		67,582,561
THRIFTS & MORTGAGE FINANCE — 3.7%
Capitol Federal Financial, Inc.	1,410,687	16,589,679
Hudson City Bancorp., Inc.	3,289,200	26,938,548
People's United Financial, Inc.	2,052,389	27,584,108
		71,112,335
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beacon Roofing Supply, Inc.(1)	132,900	3,032,778
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
American Tower Corp., Class A(1)	401,600	21,015,728
Rogers Communications, Inc., Class B	406,200	16,084,585
		37,100,313
TOTAL COMMON STOCKS
(Cost $1,777,825,216)		1,894,259,948
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	6,392,780	6,392,780
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $7,649,948), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $7,476,747)		7,476,747
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $6,357,149), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $6,230,622)		6,230,622
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $7,627,094), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $7,476,747)		7,476,747
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $27,576,896)		27,576,896
TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $1,805,402,112)		1,921,836,844
OTHER ASSETS AND LIABILITIES — (0.4)%		(8,311,988)
TOTAL NET ASSETS — 100.0%		$1,913,524,856

Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
61,069,561	CAD for USD	Bank of America	7/29/11	$63,283,868	$(1,429,576)
20,209,422	EUR for USD	UBS AG	7/29/11	29,287,292	(481,590)
				$92,571,160	$(1,911,166)
(Value on Settlement Date $90,659,994)

Notes to Schedule of Investments

CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,728,571,926	–	–
Foreign Common Stocks	53,441,899	$112,246,123	–
Temporary Cash Investments	6,392,780	21,184,116	–
Total Value of Investment Securities	$1,788,406,605	$133,430,239	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(1,911,166)	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,824,191,251
Gross tax appreciation of investments	$147,551,111
Gross tax depreciation of investments	(49,905,518)
Net tax appreciation (depreciation) of investments	$97,645,593

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

June 30, 2011

NT Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.4%
AEROSPACE & DEFENSE — 1.3%
Lockheed Martin Corp.	40,400	$ 3,271,188
Northrop Grumman Corp.	52,600	3,647,810
		6,918,998
AIRLINES — 0.4%
Southwest Airlines Co.	188,300	2,150,386
AUTOMOBILES — 0.6%
Ford Motor Co.(1)	217,200	2,995,188
BEVERAGES — 0.7%
PepsiCo, Inc.	48,400	3,408,812
BIOTECHNOLOGY — 2.2%
Amgen, Inc.(1)	137,000	7,993,950
Gilead Sciences, Inc.(1)	86,900	3,598,529
		11,592,479
CAPITAL MARKETS — 3.9%
Ameriprise Financial, Inc.	50,700	2,924,376
Bank of New York Mellon Corp. (The)	200,500	5,136,810
Goldman Sachs Group, Inc. (The)	61,700	8,211,653
Morgan Stanley	168,600	3,879,486
		20,152,325
CHEMICALS — 0.3%
E.I. du Pont de Nemours & Co.	24,300	1,313,415
COMMERCIAL BANKS — 5.8%
PNC Financial Services Group, Inc.	107,300	6,396,153
U.S. Bancorp.	305,500	7,793,305
Wells Fargo & Co.	560,800	15,736,048
		29,925,506
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	64,900	2,507,087
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	673,200	10,508,652
COMPUTERS & PERIPHERALS — 2.6%
Hewlett-Packard Co.	298,800	10,876,320
Western Digital Corp.(1)	70,700	2,572,066
		13,448,386
DIVERSIFIED — 0.5%
SPDR S&P 500 ETF Trust, Series 1	19,400	2,560,218
DIVERSIFIED FINANCIAL SERVICES — 7.0%
Bank of America Corp.	741,300	8,124,648
Citigroup, Inc.	276,500	11,513,460
JPMorgan Chase & Co.	407,000	16,662,580
		36,300,688
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.8%
AT&T, Inc.	577,400	18,136,134
CenturyLink, Inc.	102,300	4,135,989
Verizon Communications, Inc.	204,300	7,606,089
		29,878,212
ELECTRIC UTILITIES — 2.2%
American Electric Power Co., Inc.	145,000	5,463,600

NT Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Exelon Corp.	47,800	$ 2,047,752
PPL Corp.	135,500	3,770,965
		11,282,317
ENERGY EQUIPMENT & SERVICES — 0.8%
National Oilwell Varco, Inc.	23,900	1,869,219
Transocean Ltd.	38,200	2,466,192
		4,335,411
FOOD & STAPLES RETAILING — 4.7%
CVS Caremark Corp.	182,300	6,850,834
Kroger Co. (The)	212,500	5,270,000
SYSCO Corp.	66,000	2,057,880
Walgreen Co.	43,800	1,859,748
Wal-Mart Stores, Inc.	160,300	8,518,342
		24,556,804
FOOD PRODUCTS — 1.1%
Kraft Foods, Inc., Class A	155,900	5,492,357
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Medtronic, Inc.	119,500	4,604,335
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	66,600	2,936,394
Quest Diagnostics, Inc.	42,900	2,535,390
WellPoint, Inc.	42,400	3,339,848
		8,811,632
HOUSEHOLD PRODUCTS — 3.3%
Energizer Holdings, Inc.(1)	23,300	1,685,988
Procter & Gamble Co. (The)	240,400	15,282,228
		16,968,216
INDUSTRIAL CONGLOMERATES — 3.9%
General Electric Co.	913,300	17,224,838
Tyco International Ltd.	61,900	3,059,717
		20,284,555
INSURANCE — 7.8%
Allstate Corp. (The)	126,400	3,858,992
American International Group, Inc.(1)	78,000	2,286,960
Berkshire Hathaway, Inc., Class B(1)	52,900	4,093,931
Chubb Corp. (The)	105,200	6,586,572
Loews Corp.	129,200	5,438,028
MetLife, Inc.	128,500	5,637,295
Principal Financial Group, Inc.	110,300	3,355,326
Torchmark Corp.	39,800	2,552,772
Travelers Cos., Inc. (The)	115,400	6,737,052
		40,546,928
IT SERVICES — 0.8%
Fiserv, Inc.(1)	40,100	2,511,463
International Business Machines Corp.	8,200	1,406,710
		3,918,173
MACHINERY — 1.0%
Dover Corp.	35,400	2,400,120
Ingersoll-Rand plc	61,500	2,792,715
		5,192,835
MEDIA — 3.5%
CBS Corp., Class B	96,700	2,754,983

NT Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Comcast Corp., Class A	268,900	$ 6,813,926
Time Warner, Inc.	176,900	6,433,853
Viacom, Inc., Class B	36,700	1,871,700
		17,874,462
METALS & MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	24,300	1,285,470
Nucor Corp.	74,700	3,079,134
		4,364,604
MULTILINE RETAIL — 1.5%
Kohl's Corp.	90,000	4,500,900
Macy's, Inc.	110,700	3,236,868
		7,737,768
MULTI-UTILITIES — 0.6%
PG&E Corp.	79,800	3,353,994
OIL, GAS & CONSUMABLE FUELS — 11.7%
Apache Corp.	19,400	2,393,766
Chevron Corp.	206,100	21,195,324
ConocoPhillips	156,800	11,789,792
Exxon Mobil Corp.	204,500	16,642,210
Occidental Petroleum Corp.	12,600	1,310,904
Total SA ADR	88,900	5,141,976
Valero Energy Corp.	93,100	2,380,567
		60,854,539
PAPER & FOREST PRODUCTS — 0.6%
International Paper Co.	107,900	3,217,578
PHARMACEUTICALS — 9.8%
Abbott Laboratories	84,600	4,451,652
Johnson & Johnson	239,800	15,951,496
Merck & Co., Inc.	388,600	13,713,694
Pfizer, Inc.	802,800	16,537,680
		50,654,522
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Applied Materials, Inc.	229,600	2,987,096
Intel Corp.	473,500	10,492,760
Marvell Technology Group Ltd.(1)	159,900	2,360,924
		15,840,780
SOFTWARE — 1.8%
Activision Blizzard, Inc.	220,200	2,571,936
Microsoft Corp.	160,800	4,180,800
Oracle Corp.	82,000	2,698,620
		9,451,356
SPECIALTY RETAIL — 0.9%
Lowe's Cos., Inc.	198,100	4,617,711
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
VF Corp.	12,400	1,346,144
TOTAL COMMON STOCKS
(Cost $435,925,501)		498,967,373

NT Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 3.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	3,734,596	$ 3,734,596
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $4,461,056), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $4,360,054)		4,360,054
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $3,707,162), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $3,633,378)		3,633,378
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $4,447,728), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $4,360,053)		4,360,053
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $16,088,081)		16,088,081
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $452,013,582)		515,055,454
OTHER ASSETS AND LIABILITIES — 0.5%		2,806,933
TOTAL NET ASSETS — 100.0%		$517,862,387

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,562,780	EUR for USD	UBS AG	7/29/11	$3,713,955	$(61,071)
(Value on Settlement Date $3,652,884)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
250	S&P 500 E-Mini Futures	September 2011	$16,443,750	$443,255

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
ETF	-	Exchange-Traded Fund
EUR	-	Euro
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.

NT Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Large Company Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$498,967,373	–	–
Temporary Cash Investments	3,734,596	$12,353,485	–
Total Value of Investment Securities	$502,701,969	$12,353,485	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(61,071)	–
Futures Contracts	$443,255	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$443,255	$(61,071)	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$463,339,241
Gross tax appreciation of investments	$57,338,343
Gross tax depreciation of investments	(5,622,130)
Net tax appreciation (depreciation) of investments	$51,716,213

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

June 30, 2011

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.3%
AEROSPACE & DEFENSE — 1.9%
Huntington Ingalls Industries, Inc.(1)	29,500	$ 1,017,750
ITT Corp.	57,900	3,412,047
		4,429,797
AIRLINES — 0.9%
Southwest Airlines Co.	191,000	2,181,220
BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	37,833	1,586,338
CAPITAL MARKETS — 4.0%
Franklin Resources, Inc.	16,800	2,205,672
Northern Trust Corp.	119,089	5,473,331
State Street Corp.	26,000	1,172,340
T. Rowe Price Group, Inc.	4,913	296,450
		9,147,793
CHEMICALS — 1.0%
Minerals Technologies, Inc.	20,970	1,390,101
Olin Corp.	36,900	836,154
		2,226,255
COMMERCIAL BANKS — 3.9%
BOK Financial Corp.	11,400	624,378
Comerica, Inc.	93,907	3,246,365
Commerce Bancshares, Inc.	58,761	2,526,723
Cullen/Frost Bankers, Inc.	12,200	693,570
SunTrust Banks, Inc.	51,700	1,333,860
Westamerica Bancorp.	12,200	600,850
		9,025,746
COMMERCIAL SERVICES & SUPPLIES — 4.5%
Cintas Corp.	48,200	1,592,046
Pitney Bowes, Inc.	31,500	724,185
Republic Services, Inc.	235,298	7,258,943
Waste Management, Inc.	24,196	901,785
		10,476,959
COMMUNICATIONS EQUIPMENT — 0.8%
Emulex Corp.(1)	138,000	1,186,800
Harris Corp.	13,300	599,298
		1,786,098
CONTAINERS & PACKAGING — 1.5%
Bemis Co., Inc.	102,979	3,478,631
DISTRIBUTORS — 0.2%
Genuine Parts Co.	10,056	547,047
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
CenturyLink, Inc.	89,938	3,636,193
Consolidated Communications Holdings, Inc.	7,604	147,822
TELUS Corp.	18,700	1,029,571
Windstream Corp.	79,900	1,035,504
		5,849,090
ELECTRIC UTILITIES — 5.2%
American Electric Power Co., Inc.	34,991	1,318,461
Empire District Electric Co. (The)	47,900	922,554

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Great Plains Energy, Inc.	54,300	$ 1,125,639
Northeast Utilities	48,530	1,706,800
NV Energy, Inc.	184,300	2,829,005
Portland General Electric Co.	31,971	808,227
Westar Energy, Inc.	121,538	3,270,588
		11,981,274
ELECTRICAL EQUIPMENT — 2.5%
Brady Corp., Class A	7,200	230,832
Hubbell, Inc., Class B	31,196	2,026,180
Thomas & Betts Corp.(1)	67,500	3,634,875
		5,891,887
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Molex, Inc., Class A	61,000	1,310,280
FOOD & STAPLES RETAILING — 2.7%
CVS Caremark Corp.	73,500	2,762,130
SYSCO Corp.	109,600	3,417,328
		6,179,458
FOOD PRODUCTS — 4.7%
Campbell Soup Co.	17,500	604,625
General Mills, Inc.	79,000	2,940,380
H.J. Heinz Co.	29,000	1,545,120
Kellogg Co.	59,000	3,263,880
Ralcorp Holdings, Inc.(1)	28,900	2,502,162
		10,856,167
GAS UTILITIES — 0.8%
AGL Resources, Inc.	44,900	1,827,879
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Boston Scientific Corp.(1)	312,900	2,162,139
CareFusion Corp.(1)	58,288	1,583,685
Hologic, Inc.(1)	28,300	570,811
Symmetry Medical, Inc.(1)	27,807	249,429
Zimmer Holdings, Inc.(1)	58,300	3,684,560
		8,250,624
HEALTH CARE PROVIDERS & SERVICES — 3.1%
CIGNA Corp.	29,400	1,512,042
Humana, Inc.	8,900	716,806
LifePoint Hospitals, Inc.(1)	63,400	2,477,672
Patterson Cos., Inc.	62,600	2,058,914
Select Medical Holdings Corp.(1)	54,919	487,132
		7,252,566
HOTELS, RESTAURANTS & LEISURE — 1.8%
CEC Entertainment, Inc.	69,800	2,799,678
International Speedway Corp., Class A	31,615	898,182
Speedway Motorsports, Inc.	31,939	452,895
		4,150,755
HOUSEHOLD DURABLES — 1.1%
Whirlpool Corp.	32,100	2,610,372
HOUSEHOLD PRODUCTS — 3.4%
Clorox Co.	28,100	1,895,064
Energizer Holdings, Inc.(1)	11,600	839,376

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Kimberly-Clark Corp.	76,995	$ 5,124,787
		7,859,227
INDUSTRIAL CONGLOMERATES — 3.4%
Koninklijke Philips Electronics NV	170,600	4,378,327
Tyco International Ltd.	72,200	3,568,846
		7,947,173
INSURANCE — 11.2%
ACE Ltd.	35,900	2,362,938
Allstate Corp. (The)	83,400	2,546,202
Aon Corp.	40,600	2,082,780
Arthur J. Gallagher & Co.	42,300	1,207,242
Chubb Corp. (The)	29,800	1,865,778
HCC Insurance Holdings, Inc.	86,893	2,737,129
Marsh & McLennan Cos., Inc.	81,854	2,553,026
Primerica, Inc.	42,047	923,772
Symetra Financial Corp.	76,137	1,022,520
Torchmark Corp.	16,200	1,039,068
Transatlantic Holdings, Inc.	57,575	2,821,751
Travelers Cos., Inc. (The)	48,700	2,843,106
Unum Group	72,900	1,857,492
		25,862,804
IT SERVICES — 0.5%
Booz Allen Hamilton Holding Corp.(1)	60,473	1,155,639
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Mattel, Inc.	41,800	1,149,082
MACHINERY — 2.0%
Ingersoll-Rand plc	10,100	458,641
Kaydon Corp.	86,932	3,244,302
Stanley Black & Decker, Inc.	13,500	972,675
		4,675,618
MEDIA — 0.5%
Omnicom Group, Inc.	24,500	1,179,920
METALS & MINING — 1.0%
Newmont Mining Corp.	42,178	2,276,347
MULTILINE RETAIL — 1.0%
Target Corp.	47,600	2,232,916
MULTI-UTILITIES — 3.8%
Consolidated Edison, Inc.	30,200	1,607,848
PG&E Corp.	107,400	4,514,022
Wisconsin Energy Corp.	25,720	806,322
Xcel Energy, Inc.	74,981	1,822,038
		8,750,230
OIL, GAS & CONSUMABLE FUELS — 6.5%
EQT Corp.	60,100	3,156,452
Imperial Oil Ltd.	132,000	6,148,001
Murphy Oil Corp.	52,800	3,466,848
Spectra Energy Partners LP	35,951	1,143,961
Ultra Petroleum Corp.(1)	12,300	563,340
Williams Partners LP	10,600	574,308
		15,052,910

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

PHARMACEUTICALS — 0.2%
Eli Lilly & Co.	14,900	$ 559,197
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.6%
Annaly Capital Management, Inc.	77,989	1,406,922
Capstead Mortgage Corp.	55,600	745,040
Government Properties Income Trust	130,325	3,521,381
National Health Investors, Inc.	16,700	741,981
Piedmont Office Realty Trust, Inc., Class A	138,175	2,817,388
Weyerhaeuser Co.	60,522	1,323,011
		10,555,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Applied Materials, Inc.	261,300	3,399,513
Teradyne, Inc.(1)	132,100	1,955,080
		5,354,593
SOFTWARE — 0.1%
Cadence Design Systems, Inc.(1)	10,900	115,104
SPECIALTY RETAIL — 3.5%
Best Buy Co., Inc.	25,700	807,237
Lowe's Cos., Inc.	186,200	4,340,322
Staples, Inc.	185,000	2,923,000
		8,070,559
THRIFTS & MORTGAGE FINANCE — 3.7%
Capitol Federal Financial, Inc.	170,106	2,000,447
Hudson City Bancorp., Inc.	394,700	3,232,593
People's United Financial, Inc.	243,033	3,266,363
		8,499,403
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beacon Roofing Supply, Inc.(1)	16,000	365,120
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
American Tower Corp., Class A(1)	48,200	2,522,306
Rogers Communications, Inc., Class B	48,500	1,920,488
		4,442,794
TOTAL COMMON STOCKS
(Cost $206,839,227)		227,150,595
TEMPORARY CASH INVESTMENTS — 2.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,261,841	1,261,841
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,507,296), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,473,170)		1,473,170
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $1,252,571), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,227,641)		1,227,641
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $1,502,793), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,473,170)		1,473,170
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,435,822)		5,435,822
TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $212,275,049)		232,586,417
OTHER ASSETS AND LIABILITIES — (0.6)%		(1,449,296)
TOTAL NET ASSETS — 100.0%		$231,137,121

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain(Loss)
7,299,956	CAD for USD	Bank of America	7/29/11	$ 7,564,644	$(170,881)
2,421,667	EUR for USD	UBS AG	7/29/11	3,509,456	(57,708)
				$11,074,100	$(228,589)
(Value on Settlement Date $10,845,511)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$207,283,783	–	–
Foreign Common Stocks	6,390,425	$13,476,387	–
Temporary Cash Investments	1,261,841	4,173,981	–
Total Value of Investment Securities	$214,936,049	$17,650,368	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(228,589)	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$215,944,823
Gross tax appreciation of investments	$21,893,791
Gross tax depreciation of investments	(5,252,197)
Net tax appreciation (depreciation) of investments	$16,641,594

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

June 30, 2011

Real Estate – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.7%
DIVERSIFIED REITs—5.7%
Colonial Properties Trust	447,500	$ 9,129,000
Liberty Property Trust	227,000	7,395,660
Vornado Realty Trust	492,200	45,863,196
		62,387,856
HOTELS, RESORTS & CRUISE LINES—2.2%
Hyatt Hotels Corp., Class A(1)	51,900	2,118,558
Marriott International, Inc., Class A	369,200	13,102,908
Wyndham Worldwide Corp.	265,700	8,940,805
		24,162,271
INDUSTRIAL REITs—7.6%
DuPont Fabros Technology, Inc.	260,700	6,569,640
First Industrial Realty Trust, Inc.(1)	427,400	4,893,730
ProLogis, Inc.	1,977,400	70,870,016
		82,333,386
MORTGAGE REITs—2.2%
American Capital Agency Corp.	833,400	24,260,274
OFFICE REITs—13.9%
Alexandria Real Estate Equities, Inc.	230,200	17,822,084
Boston Properties, Inc.	520,100	55,213,816
Corporate Office Properties Trust	36,378	1,131,719
Digital Realty Trust, Inc.	445,400	27,516,812
Douglas Emmett, Inc.	522,700	10,396,503
Kilroy Realty Corp.	218,800	8,640,412
SL Green Realty Corp.	369,100	30,587,317
		151,308,663
REAL ESTATE OPERATING COMPANIES—0.8%
Forest City Enterprises, Inc., Class A(1)	492,700	9,198,709
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	53,600	5,054,480
RESIDENTIAL REITs—20.4%
American Campus Communities, Inc.	554,900	19,710,048
AvalonBay Communities, Inc.	318,100	40,844,040
BRE Properties, Inc.	287,800	14,355,464
Camden Property Trust	377,200	23,997,464
Equity LifeStyle Properties, Inc.	303,000	18,919,320
Equity Residential	988,600	59,316,000
Essex Property Trust, Inc.	159,400	21,565,226
Post Properties, Inc.	247,800	10,100,328
UDR, Inc.	541,300	13,288,915
		222,096,805
RETAIL REITs—23.7%
Developers Diversified Realty Corp.	964,200	13,595,220
Federal Realty Investment Trust	198,200	16,882,676
General Growth Properties, Inc.	2,609,900	43,559,231
Glimcher Realty Trust	577,300	5,484,350
Kimco Realty Corp.	1,322,100	24,643,944
Macerich Co. (The)	262,400	14,038,400
Simon Property Group, Inc.	960,100	111,592,423

Real Estate – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Taubman Centers, Inc.	477,600	$ 28,273,920
		258,070,164
SPECIALIZED REITs—21.7%
Extra Space Storage, Inc.	879,900	18,768,267
HCP, Inc.	1,160,000	42,560,400
Health Care REIT, Inc.	656,200	34,404,566
Host Hotels & Resorts, Inc.	2,038,500	34,552,575
LaSalle Hotel Properties	115,500	3,042,270
Nationwide Health Properties, Inc.	281,200	11,644,492
Public Storage	454,000	51,760,540
Strategic Hotels & Resorts, Inc.(1)	1,244,600	8,811,768
Ventas, Inc.	578,800	30,508,548
		236,053,426
TOTAL COMMON STOCKS
(Cost $756,386,994)		1,074,926,034
TEMPORARY CASH INVESTMENTS — 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	3,113,897	3,113,897
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $ 3,719,646), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $3,635,430)		3,635,430
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $ 3,091,046), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $3,029,525)		3,029,525
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $ 3,708,533), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $3,635,430)		3,635,430
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $13,414,282)		13,414,282
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $765,550,562)		1,088,340,316
OTHER ASSETS AND LIABILITIES — 0.1%		1,150,785
TOTAL NET ASSETS — 100.0%		$1,089,491,101

Notes to Schedule of Investments
REIT	-	Real Estate Investment Trust

(1)	Non-income producing.

Real Estate – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Real Estate – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,074,926,034	–	–
Temporary Cash Investments	3,113,897	$10,300,385	–
Total Value of Investment Securities	$1,078,039,931	$10,300,385	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$841,695,195
Gross tax appreciation of investments	$247,206,184
Gross tax depreciation of investments	(561,063)
Net tax appreciation (depreciation) of investments	$246,645,121

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

June 30, 2011

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 94.6%
AEROSPACE & DEFENSE — 3.7%
AAR Corp.	220,000	$ 5,959,800
Alliant Techsystems, Inc.	340,000	24,252,200
American Science & Engineering, Inc.	45,000	3,600,000
Ceradyne, Inc.(1)	100,000	3,899,000
Curtiss-Wright Corp.	915,000	29,618,550
Esterline Technologies Corp.(1)	65,000	4,966,000
Moog, Inc., Class A(1)	150,000	6,528,000
Teledyne Technologies, Inc.(1)	100,000	5,036,000
Triumph Group, Inc.	35,000	3,485,300
		87,344,850
AIRLINES — 0.9%
Alaska Air Group, Inc.(1)	95,000	6,503,700
Allegiant Travel Co.(1)	95,000	4,702,500
JetBlue Airways Corp.(1)	1,160,000	7,076,000
SkyWest, Inc.	215,000	3,237,900
		21,520,100
AUTO COMPONENTS — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	840,000	9,559,200
Cooper Tire & Rubber Co.	175,000	3,463,250
Standard Motor Products, Inc.	345,000	5,254,350
		18,276,800
BEVERAGES — 0.2%
Primo Water Corp.(1)	280,000	4,029,200
BUILDING PRODUCTS — 0.3%
Apogee Enterprises, Inc.	285,000	3,650,850
Simpson Manufacturing Co., Inc.	120,000	3,584,400
		7,235,250
CAPITAL MARKETS — 3.6%
Apollo Investment Corp.	1,425,000	14,549,250
Ares Capital Corp.	370,000	5,945,900
Artio Global Investors, Inc.	600,000	6,780,000
BlackRock Kelso Capital Corp.	495,000	4,440,150
Calamos Asset Management, Inc., Class A	200,000	2,904,000
Fifth Street Finance Corp.	450,000	5,220,000
Hercules Technology Growth Capital, Inc.	830,000	8,731,600
HFF, Inc., Class A(1)	230,000	3,470,700
Investment Technology Group, Inc.(1)	95,000	1,331,900
Knight Capital Group, Inc., Class A(1)	400,000	4,408,000
MCG Capital Corp.	875,000	5,320,000
PennantPark Investment Corp.	795,000	8,911,950
Piper Jaffray Cos.(1)	140,000	4,033,400
Prospect Capital Corp.	385,000	3,892,350
Stifel Financial Corp.(1)	160,000	5,737,600
		85,676,800
CHEMICALS — 1.9%
A. Schulman, Inc.	140,000	3,526,600
Arch Chemicals, Inc.	105,000	3,616,200
Cytec Industries, Inc.	65,000	3,717,350

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Ferro Corp.(1)	350,000	$ 4,704,000
Georgia Gulf Corp.(1)	150,000	3,621,000
H.B. Fuller Co.	335,000	8,180,700
Minerals Technologies, Inc.	70,000	4,640,300
Olin Corp.	155,000	3,512,300
OM Group, Inc.(1)	115,000	4,673,600
Sensient Technologies Corp.	125,000	4,633,750
		44,825,800
COMMERCIAL BANKS — 8.7%
American National Bankshares, Inc.	210,000	3,861,900
Associated Banc-Corp.	510,000	7,089,000
BancorpSouth, Inc.	300,000	3,723,000
BOK Financial Corp.	225,000	12,323,250
Boston Private Financial Holdings, Inc.	1,000,000	6,580,000
Community Bank System, Inc.	155,000	3,842,450
Cullen/Frost Bankers, Inc.	60,000	3,411,000
CVB Financial Corp.	385,000	3,561,250
East West Bancorp., Inc.	175,000	3,536,750
F.N.B. Corp.	575,000	5,951,250
First Commonwealth Financial Corp.	325,000	1,865,500
First Horizon National Corp.	2,350,000	22,419,000
First Interstate Bancsystem, Inc.	270,000	3,979,800
First Midwest Bancorp., Inc.	425,000	5,223,250
FirstMerit Corp.	600,000	9,906,000
Fulton Financial Corp.	1,100,000	11,781,000
Heritage Financial Corp.	440,000	5,689,200
IBERIABANK Corp.	110,000	6,340,400
Lakeland Financial Corp.	285,000	6,344,100
MB Financial, Inc.	215,000	4,136,600
National Bankshares, Inc.	145,000	3,630,800
Old National Bancorp.	525,000	5,670,000
Pacific Continental Corp.	405,000	3,705,750
Park Sterling Corp.(1)	1,000,000	4,960,000
SVB Financial Group(1)	85,000	5,075,350
Synovus Financial Corp.	2,400,000	4,992,000
TCF Financial Corp.	400,000	5,520,000
Trico Bancshares	340,000	4,964,000
Trustmark Corp.	285,000	6,671,850
Umpqua Holdings Corp.	440,000	5,090,800
United Bankshares, Inc.	195,000	4,773,600
Washington Banking Co.	270,000	3,569,400
Webster Financial Corp.	450,000	9,459,000
Wintrust Financial Corp.	190,000	6,114,200
		205,761,450
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co. (The)	215,000	6,413,450
Metalico, Inc.(1)	1,020,000	6,018,000
SYKES Enterprises, Inc.(1)	530,000	11,410,900
US Ecology, Inc.	470,000	8,037,000
		31,879,350
COMMUNICATIONS EQUIPMENT — 1.2%
Bel Fuse, Inc., Class B	240,000	5,205,600

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Blue Coat Systems, Inc.(1)	325,000	$ 7,104,500
DG FastChannel, Inc.(1)	160,000	5,128,000
Emulex Corp.(1)	350,000	3,010,000
Oplink Communications, Inc.(1)	205,000	3,819,150
Tellabs, Inc.	1,150,000	5,301,500
		29,568,750
COMPUTERS & PERIPHERALS — 1.0%
Electronics for Imaging, Inc.(1)	345,000	5,940,900
Lexmark International, Inc., Class A(1)	400,000	11,704,000
QLogic Corp.(1)	365,000	5,810,800
		23,455,700
CONSTRUCTION & ENGINEERING — 1.9%
Comfort Systems USA, Inc.	330,000	3,501,300
EMCOR Group, Inc.(1)	275,000	8,060,250
Granite Construction, Inc.	1,125,000	27,596,250
Pike Electric Corp.(1)	700,000	6,188,000
		45,345,800
CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	45,000	3,598,650
Texas Industries, Inc.	95,000	3,954,850
		7,553,500
CONTAINERS & PACKAGING — 0.6%
Bemis Co., Inc.	185,000	6,249,300
Sonoco Products Co.	250,000	8,885,000
		15,134,300
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	100,000	3,570,000
DIVERSIFIED — 2.1%
iShares Russell 2000 Index Fund	180,000	14,904,000
iShares Russell 2000 Value Index Fund	395,000	28,996,950
iShares S&P SmallCap 600 Value Index Fund	80,000	5,941,600
		49,842,550
DIVERSIFIED CONSUMER SERVICES — 0.1%
Regis Corp.	155,000	2,374,600
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Compass Diversified Holdings	410,000	6,760,900
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc.	170,000	6,521,200
ELECTRIC UTILITIES — 1.6%
Empire District Electric Co. (The)	245,000	4,718,700
Great Plains Energy, Inc.	660,000	13,681,800
IDACORP, Inc.	90,000	3,555,000
Portland General Electric Co.	420,000	10,617,600
Westar Energy, Inc.	220,000	5,920,200
		38,493,300
ELECTRICAL EQUIPMENT — 1.5%
Brady Corp., Class A	535,000	17,152,100
Encore Wire Corp.	585,000	14,168,700
LSI Industries, Inc.	560,000	4,446,400
		35,767,200
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Benchmark Electronics, Inc.(1)	360,000	5,940,000

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Electro Scientific Industries, Inc.(1)	250,000	$ 4,825,000
Littelfuse, Inc.	55,000	3,229,600
Methode Electronics, Inc.	385,000	4,469,850
Park Electrochemical Corp.	210,000	5,869,500
Plexus Corp.(1)	410,000	14,272,100
Rogers Corp.(1)	45,000	2,079,000
Tech Data Corp.(1)	135,000	6,600,150
		47,285,200
ENERGY EQUIPMENT & SERVICES — 2.3%
Bristow Group, Inc.	135,000	6,887,700
Cal Dive International, Inc.(1)	1,150,000	6,877,000
Complete Production Services, Inc.(1)	190,000	6,338,400
Helix Energy Solutions Group, Inc.(1)	365,000	6,044,400
Key Energy Services, Inc.(1)	350,000	6,300,000
Tetra Technologies, Inc.(1)	765,000	9,738,450
Tidewater, Inc.	90,000	4,842,900
Unit Corp.(1)	110,000	6,702,300
		53,731,150
FOOD & STAPLES RETAILING — 0.8%
Ruddick Corp.	85,000	3,700,900
Village Super Market, Inc., Class A	150,000	4,156,500
Weis Markets, Inc.	260,000	10,589,800
		18,447,200
FOOD PRODUCTS — 1.0%
Dole Food Co., Inc.(1)	380,000	5,137,600
Farmer Bros. Co.	260,000	2,636,400
J&J Snack Foods Corp.	95,000	4,735,750
Ralcorp Holdings, Inc.(1)	40,000	3,463,200
Seneca Foods Corp., Class A(1)	100,000	2,558,000
TreeHouse Foods, Inc.(1)	95,000	5,187,950
		23,718,900
GAS UTILITIES — 1.1%
AGL Resources, Inc.	135,000	5,495,850
Atmos Energy Corp.	115,000	3,823,750
Chesapeake Utilities Corp.	200,000	8,006,000
WGL Holdings, Inc.	210,000	8,082,900
		25,408,500
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Cutera, Inc.(1)	395,000	3,369,350
ICU Medical, Inc.(1)	115,000	5,025,500
Utah Medical Products, Inc.	160,000	4,201,600
Young Innovations, Inc.(2)	625,000	17,825,000
		30,421,450
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Alliance HealthCare Services, Inc.(1)	1,390,000	5,282,000
AMERIGROUP Corp.(1)	75,000	5,285,250
Amsurg Corp.(1)	140,000	3,658,200
Assisted Living Concepts, Inc., Class A	220,000	3,691,600
Centene Corp.(1)	170,000	6,040,100
Chemed Corp.	55,000	3,603,600
HealthSouth Corp.(1)	135,000	3,543,750
Healthspring, Inc.(1)	190,000	8,760,900

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Kindred Healthcare, Inc.(1)	205,000	$ 4,401,350
LifePoint Hospitals, Inc.(1)	155,000	6,057,400
Lincare Holdings, Inc.	245,000	7,171,150
Magellan Health Services, Inc.(1)	85,000	4,652,900
National Healthcare Corp.	235,000	11,648,950
Owens & Minor, Inc.	275,000	9,484,750
U.S. Physical Therapy, Inc.	205,000	5,069,650
VCA Antech, Inc.(1)	295,000	6,254,000
		94,605,550
HOTELS, RESTAURANTS & LEISURE — 2.4%
Bally Technologies, Inc.(1)	200,000	8,136,000
Bob Evans Farms, Inc.	155,000	5,420,350
Buffalo Wild Wings, Inc.(1)	50,000	3,315,500
CEC Entertainment, Inc.	155,000	6,217,050
Jack in the Box, Inc.(1)	205,000	4,669,900
Orient-Express Hotels Ltd., Class A(1)	455,000	4,891,250
Red Robin Gourmet Burgers, Inc.(1)	95,000	3,456,100
Ruby Tuesday, Inc.(1)	650,000	7,007,000
Vail Resorts, Inc.	185,000	8,550,700
WMS Industries, Inc.(1)	145,000	4,454,400
		56,118,250
HOUSEHOLD DURABLES — 0.8%
CSS Industries, Inc.	215,000	4,499,950
Ethan Allen Interiors, Inc.	95,000	2,022,550
Furniture Brands International, Inc.(1)	1,060,000	4,388,400
Helen of Troy Ltd.(1)	105,000	3,625,650
M.D.C. Holdings, Inc.	155,000	3,819,200
		18,355,750
INDUSTRIAL CONGLOMERATES — 0.2%
Tredegar Corp.	200,000	3,670,000
INSURANCE — 3.5%
Alterra Capital Holdings Ltd.	395,000	8,808,500
American Equity Investment Life Holding Co.	255,000	3,241,050
Aspen Insurance Holdings Ltd.	450,000	11,578,500
Baldwin & Lyons, Inc., Class B	235,000	5,444,950
Hanover Insurance Group, Inc. (The)	130,000	4,902,300
HCC Insurance Holdings, Inc.	800,000	25,200,000
Platinum Underwriters Holdings Ltd.	200,000	6,648,000
Primerica, Inc.	195,000	4,284,150
ProAssurance Corp.(1)	125,000	8,750,000
United Fire & Casualty Co.	200,000	3,474,000
		82,331,450
INTERNET SOFTWARE & SERVICES — 0.6%
Internap Network Services Corp.(1)	1,440,000	10,584,000
RealNetworks, Inc.(1)	1,200,000	4,080,000
		14,664,000
IT SERVICES — 1.8%
DST Systems, Inc.	285,000	15,048,000
Euronet Worldwide, Inc.(1)	310,000	4,777,100
NeuStar, Inc., Class A(1)	275,000	7,205,000
Total System Services, Inc.	850,000	15,793,000
		42,823,100

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc.(1)	320,000	$ 4,297,600
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Pharmaceutical Product Development, Inc.	130,000	3,489,200
MACHINERY — 2.9%
Actuant Corp., Class A	200,000	5,366,000
Altra Holdings, Inc.(1)	275,000	6,597,250
Barnes Group, Inc.	150,000	3,721,500
Briggs & Stratton Corp.	240,000	4,766,400
Douglas Dynamics, Inc.	235,000	3,710,650
FreightCar America, Inc.(1)	140,000	3,547,600
Kaydon Corp.	150,000	5,598,000
Lincoln Electric Holdings, Inc.	100,000	3,585,000
Mueller Industries, Inc.	225,000	8,529,750
Mueller Water Products, Inc., Class A	1,125,000	4,477,500
Oshkosh Corp.(1)	435,000	12,588,900
Robbins & Myers, Inc.	115,000	6,077,750
		68,566,300
MARINE — 0.8%
Alexander & Baldwin, Inc.	50,000	2,408,000
Diana Shipping, Inc.(1)	1,225,000	13,426,000
Genco Shipping & Trading Ltd.(1)	400,000	3,008,000
		18,842,000
MEDIA — 1.9%
E.W. Scripps Co. (The), Class A(1)	1,360,000	13,151,200
Entercom Communications Corp., Class A(1)	650,000	5,642,000
Entravision Communications Corp., Class A(1)	2,750,000	5,087,500
Gannett Co., Inc.	335,000	4,797,200
Harte-Hanks, Inc.	315,000	2,557,800
Journal Communications, Inc., Class A(1)	580,000	2,998,600
Knology, Inc.(1)	220,000	3,267,000
LIN TV Corp., Class A(1)	1,500,000	7,305,000
		44,806,300
METALS & MINING — 2.0%
Century Aluminum Co.(1)	250,000	3,912,500
Coeur d'Alene Mines Corp.(1)	380,000	9,218,800
Commercial Metals Co.	420,000	6,027,000
Hecla Mining Co.(1)	1,275,000	9,804,750
Materion Corp.(1)	100,000	3,697,000
RTI International Metals, Inc.(1)	100,000	3,837,000
Thompson Creek Metals Co., Inc.(1)	725,000	7,235,500
Worthington Industries, Inc.	170,000	3,927,000
		47,659,550
MULTILINE RETAIL — 0.6%
Big Lots, Inc.(1)	340,000	11,271,000
Fred's, Inc., Class A	270,000	3,896,100
		15,167,100
MULTI-UTILITIES — 1.3%
Avista Corp.	205,000	5,266,450
Black Hills Corp.	225,000	6,770,250
MDU Resources Group, Inc.	365,000	8,212,500
NorthWestern Corp.	145,000	4,800,950

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Vectren Corp.	240,000	$ 6,686,400
		31,736,550
OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp., Class A(1)	115,000	4,849,550
OIL, GAS & CONSUMABLE FUELS — 5.6%
Berry Petroleum Co., Class A	115,000	6,109,950
Bill Barrett Corp.(1)	210,000	9,733,500
Comstock Resources, Inc.(1)	225,000	6,477,750
DHT Holdings, Inc.	875,000	3,351,250
Forest Oil Corp.(1)	300,000	8,013,000
Goodrich Petroleum Corp.(1)	250,000	4,602,500
James River Coal Co.(1)	215,000	4,476,300
Nordic American Tanker Shipping Ltd.	580,000	13,189,200
Overseas Shipholding Group, Inc.	975,000	26,266,500
Patriot Coal Corp.(1)	415,000	9,237,900
Penn Virginia Corp.	1,025,000	13,540,250
Petroleum Development Corp.(1)	310,000	9,272,100
Swift Energy Co.(1)	500,000	18,635,000
		132,905,200
PAPER & FOREST PRODUCTS — 0.6%
Buckeye Technologies, Inc.	185,000	4,991,300
KapStone Paper and Packaging Corp.(1)	300,000	4,971,000
P.H. Glatfelter Co.	225,000	3,460,500
		13,422,800
PERSONAL PRODUCTS — 0.5%
Nu Skin Enterprises, Inc., Class A	185,000	6,946,750
Prestige Brands Holdings, Inc.(1)	380,000	4,879,200
		11,825,950
PHARMACEUTICALS — 1.0%
Impax Laboratories, Inc.(1)	220,000	4,793,800
Medicis Pharmaceutical Corp., Class A	245,000	9,351,650
ViroPharma, Inc.(1)	515,000	9,527,500
		23,672,950
PROFESSIONAL SERVICES — 1.7%
CDI Corp.	425,000	5,648,250
Heidrick & Struggles International, Inc.	455,000	10,301,200
Kforce, Inc.(1)	405,000	5,297,400
Korn/Ferry International(1)	300,000	6,597,000
Mistras Group, Inc.(1)	387,171	6,272,170
SFN Group, Inc.(1)	795,000	7,226,550
		41,342,570
REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.2%
American Campus Communities, Inc.	185,000	6,571,200
American Capital Agency Corp.	240,000	6,986,400
Ashford Hospitality Trust, Inc.	285,000	3,548,250
Associated Estates Realty Corp.	530,000	8,612,500
Campus Crest Communities, Inc.	450,000	5,823,000
Capstead Mortgage Corp.	285,000	3,819,000
CBL & Associates Properties, Inc.	265,000	4,804,450
Chimera Investment Corp.	2,800,000	9,688,000
CommonWealth REIT	135,000	3,488,400
CreXus Investment Corp.	335,000	3,721,850

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

DCT Industrial Trust, Inc.	945,000	$ 4,942,350
DiamondRock Hospitality Co.	350,000	3,755,500
Duke Realty Corp.	350,000	4,903,500
First Industrial Realty Trust, Inc.(1)	305,000	3,492,250
First Potomac Realty Trust	365,000	5,588,150
Getty Realty Corp.	155,000	3,910,650
Government Properties Income Trust	355,000	9,592,100
Hatteras Financial Corp.	320,000	9,033,600
Healthcare Realty Trust, Inc.	170,000	3,507,100
Highwoods Properties, Inc.	215,000	7,122,950
Inland Real Estate Corp.	325,000	2,869,750
Kilroy Realty Corp.	230,000	9,082,700
Mack-Cali Realty Corp.	110,000	3,623,400
Medical Properties Trust, Inc.	260,000	2,990,000
MFA Financial, Inc.	1,150,000	9,246,000
National Health Investors, Inc.	70,000	3,110,100
National Retail Properties, Inc.	340,000	8,333,400
Omega Healthcare Investors, Inc.	205,000	4,307,050
Piedmont Office Realty Trust, Inc., Class A	170,000	3,466,300
PS Business Parks, Inc.	90,000	4,959,000
RLJ Lodging Trust(1)	470,000	8,163,900
Sabra Health Care REIT, Inc.	225,000	3,759,750
Saul Centers, Inc.	90,000	3,543,300
Urstadt Biddle Properties, Inc., Class A	200,000	3,622,000
Washington Real Estate Investment Trust	195,000	6,341,400
Winthrop Realty Trust	395,000	4,716,300
		195,045,550
ROAD & RAIL — 0.6%
Arkansas Best Corp.	165,000	3,915,450
Old Dominion Freight Line, Inc.(1)	105,000	3,916,500
Werner Enterprises, Inc.	285,000	7,139,250
		14,971,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Cymer, Inc.(1)	75,000	3,713,250
Formfactor, Inc.(1)	345,000	3,125,700
Intersil Corp., Class A	335,000	4,304,750
Lattice Semiconductor Corp.(1)	485,000	3,162,200
MKS Instruments, Inc.	120,000	3,170,400
Novellus Systems, Inc.(1)	195,000	7,047,300
Semtech Corp.(1)	125,000	3,417,500
Standard Microsystems Corp.(1)	355,000	9,581,450
		37,522,550
SOFTWARE — 2.6%
Cadence Design Systems, Inc.(1)	320,000	3,379,200
Compuware Corp.(1)	365,000	3,562,400
JDA Software Group, Inc.(1)	150,000	4,633,500
Motricity, Inc.(1)	840,000	6,493,200
Quest Software, Inc.(1)	1,100,000	25,003,000
S1 Corp.(1)	1,255,000	9,387,400
Websense, Inc.(1)	395,000	10,258,150
		62,716,850

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

SPECIALTY RETAIL — 3.8%
Aeropostale, Inc.(1)	240,000	$ 4,200,000
American Eagle Outfitters, Inc.	360,000	4,590,000
Ascena Retail Group, Inc.(1)	135,000	4,596,750
Brown Shoe Co., Inc.	490,000	5,218,500
Cabela's, Inc.(1)	285,000	7,737,750
Cato Corp. (The), Class A	205,000	5,904,000
Christopher & Banks Corp.	870,000	5,002,500
Coldwater Creek, Inc.(1)	1,275,000	1,785,000
Collective Brands, Inc.(1)	550,000	8,079,500
Finish Line, Inc. (The), Class A	185,000	3,959,000
Genesco, Inc.(1)	120,000	6,252,000
Lithia Motors, Inc., Class A	230,000	4,514,900
Men's Wearhouse, Inc. (The)	220,000	7,414,000
PEP Boys-Manny Moe & Jack	400,000	4,372,000
RadioShack Corp.	900,000	11,979,000
Stage Stores, Inc.	285,000	4,788,000
		90,392,900
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Culp, Inc.(1)	520,000	4,882,800
Jones Group, Inc. (The)	585,000	6,347,250
True Religion Apparel, Inc.(1)	90,000	2,617,200
		13,847,250
THRIFTS & MORTGAGE FINANCE — 3.0%
BankUnited, Inc.	310,000	8,227,400
Brookline Bancorp., Inc.	400,000	3,708,000
Capitol Federal Financial, Inc.	1,100,000	12,936,000
First Financial Holdings, Inc.	455,000	4,081,350
First Financial Northwest, Inc.(1)	715,000	3,625,050
First Niagara Financial Group, Inc.	600,000	7,920,000
Flushing Financial Corp.	265,000	3,445,000
Kaiser Federal Financial Group, Inc.	345,000	4,250,400
Oritani Financial Corp.	335,000	4,284,650
PMI Group, Inc. (The)(1)	1,050,000	1,123,500
Provident Financial Services, Inc.	455,000	6,515,600
Radian Group, Inc.	500,000	2,115,000
Washington Federal, Inc.	500,000	8,215,000
		70,446,950
TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp.	95,000	3,526,400
Lawson Products, Inc.	280,000	5,507,600
		9,034,000
WATER UTILITIES — 0.2%
Artesian Resources Corp., Class A	240,000	4,324,800
TOTAL COMMON STOCKS
(Cost $2,008,384,359)		2,243,403,570
CONVERTIBLE PREFERRED STOCKS — 2.0%
INSURANCE — 1.1%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	480,112	25,085,852
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co., Series B, 7.50%	45,000	4,772,970

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

MEDIA — 0.2%
LodgeNet Interactive Corp., 10.00%(3)	3,555	$ 3,763,857
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Entertainment Properties Trust, Series E, 9.00%	155,000	4,518,250
Lexington Realty Trust, Series C, 6.50%	75,000	3,393,750
		7,912,000
TOBACCO — 0.2%
Universal Corp., 6.75%	6,000	5,859,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $43,670,076)		47,393,679
PREFERRED STOCKS — 0.6%
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
DuPont Fabros Technology, Inc., Series A, 7.875%	140,106	3,544,682
National Retail Properties, Inc., Series C, 7.375%	285,000	7,324,500
PS Business Parks, Inc., Series O, 7.375%	107,340	2,704,968
		13,574,149
TOTAL PREFERRED STOCKS
(Cost $12,724,908)		13,574,150
TEMPORARY CASH INVESTMENTS — 2.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	15,682,711	15,682,711
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $18,731,963), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $18,307,856)		18,307,856
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $15,566,364), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $15,256,546)		15,256,546
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $18,676,001), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $18,307,856)		18,307,856
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $67,554,969)		67,554,969
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $2,132,334,312)		2,371,926,368
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,452,398)
TOTAL NET ASSETS — 100.0%		$2,370,473,970

Notes to Schedule of Investments

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,763,857, which represented 0.2% of total net assets.

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Small Cap Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$2,243,403,570	–	–
Convertible Preferred Stocks	–	$ 47,393,679	–
Preferred Stocks	–	13,574,150	–
Temporary Cash Investments	15,682,711	51,872,258	–
Total Value of Investment Securities	$2,259,086,281	$112,840,087	–

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2011 follows:

	March 31, 2011					June 30, 2011
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Utah Medical Products, Inc.(1)	170,000	—	$299,578	$(21,555)	$37,600	160,000	(1)
Young Innovations, Inc.	625,000	$639,735	564,703	105,942	25,000	625,000	$17,825,000
		$639,735	$864,281	$84,387	$62,600		$17,825,000

(1) Company was not an affiliate at June 30, 2011.

4. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,205,666,945
Gross tax appreciation of investments	$276,632,429
Gross tax depreciation of investments	(110,373,006)
Net tax appreciation (depreciation) of investments	$166,259,423

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

June 30, 2011

Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE — 0.7%
Huntington Ingalls Industries, Inc.(1)	94,110	$ 3,246,795
Lockheed Martin Corp.	82,920	6,714,032
Raytheon Co.	110,950	5,530,858
		15,491,685
AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	70,060	5,109,476
AIRLINES — 0.5%
Southwest Airlines Co.	951,250	10,863,275
AUTOMOBILES — 1.9%
General Motors Co.(1)	354,470	10,761,709
Honda Motor Co. Ltd.	226,800	8,741,686
Toyota Motor Corp.	476,100	20,045,144
		39,548,539
BEVERAGES — 0.4%
Dr Pepper Snapple Group, Inc.	127,070	5,328,045
PepsiCo, Inc.	60,040	4,228,617
		9,556,662
CAPITAL MARKETS — 5.3%
Charles Schwab Corp. (The)	322,090	5,298,381
Franklin Resources, Inc.	49,470	6,494,916
Goldman Sachs Group, Inc. (The)	158,490	21,093,434
Morgan Stanley	334,320	7,692,703
Northern Trust Corp.	1,171,160	53,826,514
State Street Corp.	420,760	18,972,068
		113,378,016
COMMERCIAL BANKS — 5.3%
Comerica, Inc.	622,990	21,536,764
Commerce Bancshares, Inc.	256,240	11,018,320
PNC Financial Services Group, Inc.	175,750	10,476,458
U.S. Bancorp.	1,664,040	42,449,661
Wells Fargo & Co.	1,003,640	28,162,138
		113,643,341
COMMERCIAL SERVICES & SUPPLIES — 2.7%
Avery Dennison Corp.	143,570	5,546,109
Cintas Corp.	64,280	2,123,168
Republic Services, Inc.	1,269,670	39,169,320
Waste Management, Inc.	302,110	11,259,640
		58,098,237
COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	1,845,800	28,812,938
COMPUTERS & PERIPHERALS — 2.8%
Diebold, Inc.	486,770	15,094,738
Hewlett-Packard Co.	1,025,490	37,327,836
QLogic Corp.(1)	485,300	7,725,976
		60,148,550
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	26,460	2,116,006

Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

CONTAINERS & PACKAGING — 0.6%
Bemis Co., Inc.	396,880	$ 13,406,606
DIVERSIFIED FINANCIAL SERVICES — 4.9%
Bank of America Corp.	2,770,410	30,363,694
JPMorgan Chase & Co.	1,784,900	73,073,806
		103,437,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	1,807,280	56,766,665
CenturyLink, Inc.	163,960	6,628,903
TELUS Corp.	101,860	5,608,135
Verizon Communications, Inc.	198,540	7,391,644
		76,395,347
ELECTRIC UTILITIES — 2.8%
American Electric Power Co., Inc.	570,610	21,500,585
NV Energy, Inc.	322,080	4,943,928
Westar Energy, Inc.	1,233,020	33,180,568
		59,625,081
ELECTRICAL EQUIPMENT — 1.2%
Emerson Electric Co.	145,930	8,208,563
Hubbell, Inc., Class B	182,770	11,870,912
Thomas & Betts Corp.(1)	119,430	6,431,305
		26,510,780
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Molex, Inc.	305,150	7,863,716
FOOD & STAPLES RETAILING — 2.5%
CVS Caremark Corp.	646,430	24,292,839
Wal-Mart Stores, Inc.	542,970	28,853,426
		53,146,265
FOOD PRODUCTS — 3.9%
Campbell Soup Co.	155,070	5,357,669
ConAgra Foods, Inc.	615,650	15,889,927
General Mills, Inc.	83,170	3,095,587
Kellogg Co.	112,810	6,240,649
Kraft Foods, Inc., Class A	1,199,340	42,252,748
Unilever NV CVA	289,340	9,478,794
		82,315,374
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Boston Scientific Corp.(1)	2,682,800	18,538,148
CareFusion Corp.(1)	512,410	13,922,180
Medtronic, Inc.	327,720	12,627,051
Zimmer Holdings, Inc.(1)	349,110	22,063,752
		67,151,131
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	209,940	9,256,254
CIGNA Corp.	162,290	8,346,575
LifePoint Hospitals, Inc.(1)	138,900	5,428,212
Quest Diagnostics, Inc.	51,870	3,065,517
UnitedHealth Group, Inc.	394,800	20,363,784
		46,460,342
HOTELS, RESTAURANTS & LEISURE — 1.5%
International Game Technology	355,090	6,242,482
International Speedway Corp., Class A	551,690	15,673,513

Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

Speedway Motorsports, Inc.	642,370	$ 9,108,807
		31,024,802
HOUSEHOLD DURABLES — 1.0%
Toll Brothers, Inc.(1)	286,440	5,940,766
Whirlpool Corp.	197,070	16,025,732
		21,966,498
HOUSEHOLD PRODUCTS — 4.2%
Clorox Co.	107,090	7,222,150
Kimberly-Clark Corp.	450,760	30,002,585
Procter & Gamble Co. (The)	829,760	52,747,843
		89,972,578
INDUSTRIAL CONGLOMERATES — 4.4%
General Electric Co.	2,987,800	56,349,908
Koninklijke Philips Electronics NV	1,177,400	30,217,125
Tyco International Ltd.	140,660	6,952,824
		93,519,857
INSURANCE — 7.9%
ACE Ltd.	161,010	10,597,678
Allstate Corp. (The)	723,080	22,075,632
Aon Corp.	124,180	6,370,434
Berkshire Hathaway, Inc., Class A(1)	230	26,704,150
HCC Insurance Holdings, Inc.	396,870	12,501,405
Marsh & McLennan Cos., Inc.	1,000,540	31,206,843
MetLife, Inc.	270,440	11,864,203
Prudential Financial, Inc.	108,520	6,900,787
Transatlantic Holdings, Inc.	500,530	24,530,975
Travelers Cos., Inc. (The)	276,000	16,112,880
		168,864,987
METALS & MINING — 0.9%
Barrick Gold Corp.	126,630	5,735,073
Freeport-McMoRan Copper & Gold, Inc.	113,450	6,001,505
Newmont Mining Corp.	119,180	6,432,144
		18,168,722
MULTILINE RETAIL — 1.1%
Target Corp.	492,980	23,125,692
MULTI-UTILITIES — 2.0%
PG&E Corp.	580,710	24,407,241
Xcel Energy, Inc.	793,550	19,283,265
		43,690,506
OIL, GAS & CONSUMABLE FUELS — 11.3%
BP plc	774,580	5,707,100
BP plc ADR	48,710	2,157,366
Chevron Corp.	549,920	56,553,773
ConocoPhillips	268,160	20,162,951
EQT Corp.	316,210	16,607,349
Exxon Mobil Corp.	404,020	32,879,148
Imperial Oil Ltd.	427,120	19,893,442
Murphy Oil Corp.	201,590	13,236,399
Total SA	1,128,920	65,292,316
Ultra Petroleum Corp.(1)	121,730	5,575,234
Valero Energy Corp.	95,670	2,446,282
		240,511,360

Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Shares	Value

PHARMACEUTICALS — 9.6%
Bristol-Myers Squibb Co.	660,470	$ 19,127,211
Eli Lilly & Co.	408,360	15,325,751
Johnson & Johnson	1,068,220	71,057,994
Merck & Co., Inc.	1,143,260	40,345,646
Pfizer, Inc.	2,871,080	59,144,248
		205,000,850
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Annaly Capital Management, Inc.	247,010	4,456,060
Weyerhaeuser Co.	359,580	7,860,419
		12,316,479
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Applied Materials, Inc.	1,004,110	13,063,471
Intel Corp.	1,800,910	39,908,166
		52,971,637
SPECIALTY RETAIL — 2.9%
Lowe's Cos., Inc.	1,589,440	37,049,846
Staples, Inc.	1,591,570	25,146,806
		62,196,652
THRIFTS & MORTGAGE FINANCE — 1.0%
Hudson City Bancorp., Inc.	2,603,190	21,320,126
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc., Class B	382,170	15,133,052
TOTAL COMMON STOCKS
(Cost $1,928,560,786)		2,092,862,665
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	7,168,085	7,168,085
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $8,562,431), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $8,368,571)		8,368,571
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $7,115,427), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $6,973,809)		6,973,809
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $8,536,851), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $8,368,570)		8,368,570
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $30,879,035)		30,879,035
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $1,959,439,821)		2,123,741,700
OTHER ASSETS AND LIABILITIES — 0.4%		7,623,473
TOTAL NET ASSETS — 100.0%		$2,131,365,173

Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
28,403,821	CAD for USD	Bank of America	7/29/11	$ 29,433,709	$ (676,170)
51,763,393	EUR for USD	UBS AG	7/29/11	75,014,992	(1,233,522)
3,599,204	GBP for USD	Bank of America	7/29/11	5,774,815	(27,878)
1,683,291,375	JPY for USD	Credit Suisse First Boston	7/29/11	20,911,648	(114,868)
				$131,135,164	$(2,052,438)
(Value on Settlement Date $129,082,726)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Value – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,887,302,930	–	–
Foreign Common Stocks	25,442,941	$180,116,794	–
Temporary Cash Investments	7,168,085	23,710,950	–
Total Value of Investment Securities	$1,919,913,956	$203,827,744	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(2,052,438)	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,028,976,794
Gross tax appreciation of investments	$192,644,272
Gross tax depreciation of investments	(97,879,366)
Net tax appreciation (depreciation) of investments	$94,764,906

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 25, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 25, 2011